Federated Pennsylvania Intermediate Municipal Trust
(A Portfolio of Intermediate Municipal Trust)

PROSPECTUS

The shares of Federated Pennsylvania Intermediate Municipal Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities of Intermediate Municipal
Trust (the "Trust"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund invests primarily in a portfolio of Pennsylvania municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of the Commonwealth of Pennsylvania or its political subdivisions, but which are exempt from federal regular income tax and Pennsylvania state personal income taxes.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information, dated July 31, 1997, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                    1
 Financial Highlights                                        2
 General Information                                         3
 Investment Information                                      3
  Investment Objective                                       3
  Investment Policies                                        3
  Pennsylvania Municipal Securities                          5
  Investment Risks                                           5
  Non-Diversification                                        5
  Investment Limitations                                     6
 Intermediate Municipal Trust Information                    6
  Management of the Trust                                    6
  Distribution of Fund Shares                                7
  Administration of the Fund                                 7
 Net Asset Value                                             8
 Investing in the Fund                                       8

  Share Purchases                                            8
  Minimum Investment Required                                8
  What Shares Cost                                           8
  Exchanging Securities for Fund Shares                      8
  Certificates and Confirmations                             9
  Dividends                                                  9
  Capital Gains                                              9
 Redeeming Shares                                            9
  By Telephone                                               9
  By Mail                                                    9
  Accounts with Low Balances                                10
 Shareholder Information                                    10
  Voting Rights                                             10

 Tax Information                                            10
  Federal Income Tax                                        10
  State and Local Taxes                                     11
 Performance Information                                    11
 Financial Statements                                       12
 Report of Independent Public Accountants                   22

                          SUMMARY OF FUND EXPENSES

                                         SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               None

 Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)                                                        None
 Contingent Deferred Sales Charge (as a percentage of original purchase

  price or redemption proceeds, as applicable)                                               None

 Redemption Fee (as a percentage of amount redeemed, if applicable)                          None

 Exchange Fee                                                                                None

                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                            0.00%
 12b-1 Fee                                                                                   None

  Shareholder Services Fee (after waiver)(2)                                         0.11%
 Total Other Expenses (after expense reimbursement)                                          0.45%
   Total Operating Expenses(3)                                                               0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.25%.

(3) The total operation expenses would have been 2.54% absent the voluntary waivers of the management fee and a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Intermediate Municipal Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                     $  5
 3 Years                    $ 14
 5 Years                    $ 25
 10 Years                   $ 57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 22.

                                                                    YEAR ENDED MAY 31,
                                                         1997       1996      1995     1994(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                   $10.00     $10.06    $ 9.85    $10.00
 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                   0.49       0.49      0.48      0.23
  Net realized and unrealized gain (loss) on              0.16      (0.06)     0.21     (0.15)
  investments

  Total from investment operations                        0.65       0.43      0.69      0.08
 LESS DISTRIBUTIONS

  Distributions from net investment income               (0.49)     (0.49)    (0.48)    (0.23)
 NET ASSET VALUE, END OF PERIOD                         $10.16     $10.00    $10.06    $ 9.85
 TOTAL RETURN(B)                                          6.63%      4.27%     7.35%     0.76%
 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                0.45%      0.45%     0.45%     0.25%*
  Net investment income                                   4.85%      4.81%     5.11%     4.76%*
  Expense waiver/reimbursement(c)                         2.09%      2.69%(d)  3.95%(d)  5.06%*
 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)              $14,417    $15,054    $8,344    $2,881
  Portfolio turnover                                        45%        11%       41%       39%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1993 (date of initial public investment) to May 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) For the years ended May 31, 1996, and May 31, 1995, the Adviser waived $45,372 and $32,714, respectively, of the investment advisory fee, which represents 0.40% and 0.50% of average net assets, and for the year ended May 31, 1995, the Adviser reimbursed other operating expenses of $86,896, which represents 1.33% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement is voluntary. The expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 31, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

Shares of the Fund are designed for the investment of monies generally held by financial institutions in a fiduciary capacity. A minimum initial investment of $25,000 over a 90-day period is required. The Fund may not be a suitable investment for non-Pennsylvania taxpayers or retirement plans since Pennsylvania municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. Interest income of the Fund that is exempt from federal regular income tax and Pennsylvania state personal income tax retains its tax-free status when distributed to the Fund's shareholders. The Fund pursues its investment objective by investing at least 80% of its net assets in a non-diversified portfolio of Pennsylvania municipal securities. The portfolio has a dollar-weighted average maturity of not less than three or more than ten years. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policy stated above cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Pennsylvania municipal securities in which the Fund invests are:

* obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, or agencies;

* debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations,

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

AVERAGE MATURITY

The dollar-weighted average maturity of the Fund's portfolio of Pennsylvania municipal securities will not be less than three years or more than ten years. For purposes of determining the dollar-weighted average maturity of the Fund's portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Fund's dollar-weighted average portfolio maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

CHARACTERISTICS

The municipal securities in which the Fund invests are:

* rated within the three highest ratings for municipal securities by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, or A),
  Standard & Poor's Ratings Group ("S&P") (AAA, AA, or A), or Fitch Investors Service, Inc.

  ("Fitch") (AAA, AA, or A);

* guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

* fully collateralized by an escrow of U.S. government securities or other securities acceptable to the Fund's investment adviser;

* rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (PRIME-1) or S&P's highest municipal commercial paper rating (SP-1);

* unrated if, at the time of purchase, other municipal securities of that issuer are rated A or better by Moody's, S&P, or Fitch; or

* unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's investment adviser.

If a security is subsequently downgraded, the investment adviser will determine whether it continues to be an acceptable investment; if not, the security will be sold. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS

The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Pennsylvania municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

The Trustees will determine whether participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the Pennsylvania municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES

Also included within the general category of municipal securities are certain lease obligations or installment purchase contract obligations and participations therein (hereinafter collectively referred to as "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. Interest on lease obligations is tax-exempt to the same extent as if the municipality had issued debt obligations to finance the underlying project or purchase. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds, and some lease obligations may be illiquid. Although "non-appropriation" lease obligations are generally secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of "non-appropriation" is unclear. The Fund does not intend to invest more than 10% of its total assets in lease obligations that contain "non-appropriation" clauses.

If the Fund purchases unrated municipal leases, the Trustees will be responsible for determining, on an ongoing basis, the credit quality of such leases and the likelihood that such leases will not be canceled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase Pennsylvania municipal securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

The Fund normally invests its assets in Pennsylvania municipal securities, as described above. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Pennsylvania municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Fund invests. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or Pennsylvania state personal income tax.

PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania municipal securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania or its municipalities do not maintain their current credit ratings. In addition, any Pennsylvania constitutional amendments, legislative measures, executive orders, administrative regulations, or voter initiatives could result in adverse consequences affecting Pennsylvania municipal securities.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code, as amended. This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings. The Fund does not intend to engage in any borrowing during the coming fiscal year.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

In order to pass-through to investors the tax-free income from the Fund for purposes of Pennsylvania state personal income taxes, the Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except to: (i) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund; (ii) honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; (iii) reinvest the earnings from securities in like securities; or (iv) defray normal administrative expenses (the "Pennsylvania Investment Restrictions"). Legislation enacted in December 1993, eliminates the necessity of the Pennsylvania Investment Restrictions. Consequently, the Trustees may vote to eliminate the Pennsylvania Investment Restrictions.

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities determined by the Trustees not to be liquid.

                  INTERMEDIATE MUNICIPAL TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES

  The Fund's adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.

PORTFOLIO MANAGER'S BACKGROUND

J. Scott Albrecht has been the Fund's portfolio manager since the Fund's inception. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson has been the Fund's portfolio manager since July 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.

in Finance from the University of Pittsburgh.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

     MAXIMUM                    AVERAGE AGGREGATE
 ADMINISTRATIVE FEE             DAILY NET ASSETS

     0.15%                 on the first $250 million
     0.125%                on the next $250 million
     0.10%                 on the next $250 million
     0.075%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

                              NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of all securities and other assets, less liabilities, by the number of shares outstanding.

                           INVESTING IN THE FUND

SHARE PURCHASES

Shares of the Fund are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone.

BY WIRE

To purchase shares of the Fund by Federal Reserve wire, call the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts;
Attention: EDGEWIRE; For Credit to: Federated Pennsylvania Intermediate Municipal Trust; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase shares of the Fund by mail, send a check made payable to Federated Pennsylvania Intermediate Municipal Trust to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000, plus any financial intermediary fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

Individual accounts established through a financial intermediary may be subject to a different minimum investment requirement.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
Investors who purchase shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain municipal securities or a combination of securities and cash for Fund shares. The securities and cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of the securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Shareholders wishing to exchange securities should first contact Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS

Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Dividends are declared just prior to determining net asset value. Shares purchased by wire begin earning dividends on the business day after the order is received. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates at the ex-dividend date net asset value in additional shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Distributions of net realized long-term capital gains realized by the Fund, if any, will be made at least once every twelve months.

                              REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.

BY TELEPHONE

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston,
Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Pennsylvania Intermediate Municipal Trust; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder of record if the account balance falls below the required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund, only shareholders of that fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting.

A special meeting of shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series in the Trust entitled to vote.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Interest on certain "private activity" bonds issued after August 7, 1986, is treated as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Pennsylvania. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PENNSYLVANIA TAXES

Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                          PORTFOLIO OF INVESTMENTS

             FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997


  PRINCIPAL
CREDIT

   AMOUNT
RATING*       VALUE


 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- 98.0%
 PENNSYLVANIA -- 96.8%

 $         350,000 Allegheny County, PA HDA, Hospital Revenue Bonds (Series A), 5.45% (Allegheny
                   General Hospital)/(MBIA INS)/(Original Issue Yield: 5.55%), 9/1/2004

AAA    $     361,602

           300,000 Allegheny County, PA HDA, Revenue Bonds (Series A), 5.90% (South Hills Health
                   System)/(Original Issue Yield: 6.00%), 5/1/2003

A           312,381

           300,000 Allegheny County, PA HDA, Revenue Bonds (Series A), 6.00% (South Hills Health
                   System)/(Original Issue Yield: 6.10%), 5/1/2004

A           313,605

           500,000 Allegheny County, PA, Airport Revenue Bonds (Series A), 5.30% (Pittsburgh
                   International Airport)/(MBIA INS)/(Original Issue Yield: 5.35%), 1/1/2003

AAA          507,940

           100,000 Allegheny County, PA, UT GO Bonds (Series C-39), 6.00% (AMBAC INS)/(Original
                   Issue Yield: 6.098%), 5/1/2012

AAA          103,508

           100,000 Allegheny County, PA, UT GO Bonds, 5.40% (MBIA INS)/(Original Issue Yield:
                   5.50%),
                   9/15/2005

AAA          103,305

           100,000 Altoona, PA Area School District, UT GO Bonds, 5.35% (FGIC INS)/(Original Issue
                   Yield: 5.40%), 1/15/2004

AAA          102,941

           100,000 Altoona, PA City Authority, Water Revenue Bonds, 5.60% (FGIC INS)/(Original Issue
                   Yield: 5.699%), 11/1/2004

AAA          105,035

           150,000 Berks County, PA Municipal Authority, Hospital Revenue Bonds, 5.40% (Reading
                   Hospital & Medical Center)/(MBIA INS)/(Original Issue Yield: 5.45%), 10/1/2004

AAA          154,565

           100,000 Berks County, PA Municipal Authority, Hospital Revenue Bonds, 5.60% (Reading
                   Hospital & Medical Center)/(MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2006

AAA          104,615

           150,000 Cambria County, PA, UT GO (Series A), 5.40% (FGIC INS)/(Original Issue Yield:
                   5.50%),
                   8/15/2004

AAA          155,187

           100,000 Central Bucks, PA School District, UT GO Bonds, 5.40% (FGIC INS), 5/15/2003
AAA          102,207

           100,000 Central Bucks, PA School District, UT GO Bonds, 6.00%, 11/15/2003
Aa          106,966

           300,000 Chester County, PA HEFA, Hospital Revenue Bonds (Series 1996A), 5.20% (Chester
                   County Hospital, PA)/(MBIA INS)/(Original Issue Yield: 5.35%), 7/1/2004

AAA          305,769

           100,000 Commonwealth of Pennsylvania, UT GO Bonds (Second Series A), 6.30% (MBIA INS)/
                   (Original Issue Yield: 6.35%), 11/1/2002

AAA          107,764

           150,000 Dauphin County, PA, Revenue Bonds, 6.00% (MBIA INS), 6/1/2002
AAA          156,043

           150,000 Dauphin County, PA, Revenue Bonds, 6.10% (MBIA INS), 6/1/2003
AAA          156,396

           345,000 Delaware County Authority, PA, (Series 1995) College Revenue Bonds, 5.30%
                   (Neumann College)/(Connie Lee INS)/(Original Issue Yield: 5.40%), 10/1/2007

AAA          347,750

           300,000 Delaware County Authority, PA, Hospital Revenue Bonds, 5.90% (Riddle Memorial
                   Hospital)/(Original Issue Yield: 6.10%), 1/1/2002

A-          309,195

           125,000 Eastern York, PA School District, UT GO Bonds, 5.55% (MBIA INS), 6/1/2003
AAA          129,740

           100,000 Elizabethtown, PA Area School District, UT GO Bonds, 5.45%, 2/15/2004
A           101,103

FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL
CREDIT

   AMOUNT
RATING*       VALUE


 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 PENNSYLVANIA -- CONTINUED

 $         205,000 Fayette County, PA Hospital Authority, Healthcare Facility Revenue Bonds (Series
                   1996A), 5.35% (Mount Macrina Manor)/(National City, Pennsylvania LOC), 9/1/2006

A-    $     206,142

           220,000 Fayette County, PA Hospital Authority, Healthcare Facility Revenue Bonds (Series
                   1996A), 5.45% (Mount Macrina Manor)/(National City, Pennsylvania LOC), 9/1/2007

A-          221,555

           230,000 Fayette County, PA Hospital Authority, Healthcare Facility Revenue Bonds (Series
                   1996A), 5.55% (Mount Macrina Manor)/(National City, Pennsylvania LOC), 9/1/2008

A-          231,709

           500,000 Fayette County, PA Hospital Authority, Hospital Revenue Bonds (Series 1996A),
                   5.20%
                   (Uniontown Hospital)/(Connie Lee INS)/(Original Issue Yield: 5.30%), 6/15/2004

AAA          500,570

           125,000 Franklin Park Boro, PA, GO Bonds, 5.50% (AMBAC INS), 11/1/2004
AAA          130,760

           500,000 Indiana County, PA Hospital Authority, Revenue Refunding Bonds (Series B), 6.20%
                   (Indiana Hospital, PA)/(Connie Lee INS)/(Original Issue Yield: 6.30%), 7/1/2006

AAA          534,175

           350,000 Lehigh County, PA General Purpose Authority, General Purpose Authority Hospital
                   Revenue Bonds, 5.30% (Lehigh Valley Hospital Inc.)/(MBIA INS)/(Original Issue

                   Yield: 5.40%), 7/1/2005
AAA          357,833

           575,000 Lehigh County, PA General Purpose Authority, Hospital Refunding Revenue Bonds
                   (Series 1996A), 5.25% (Muhlenberg Hospital Center)/(Original Issue Yield: 5.30%),
                   7/15/2004

A           578,697

           325,000 Lower Dauphin, PA School District, UT GO Bonds,
                   5.75% (AMBAC INS)/(United States Treasury PRF),
                   9/15/2002 (@100)

AAA          337,292

           330,000 McKeesport, PA Area School District, UT GO Bonds (Series A), 5.40% (FSA INS)/
                   (Original Issue Yield: 5.50%), 10/1/2006

AAA          341,596

           675,000 New Castle, PA Area Hospital Authority, Hospital Revenue Bonds (Series 1997),
                   6.00% (Jameson Memorial Hospital)/(MBIA INS), 7/1/2010

AAA          717,512

           180,000 North Penn, PA Water Authority, Revenue Bonds, 5.80% (FGIC INS)/(Original Issue
                   Yield: 5.85%), 11/1/2005

AAA          189,076

           110,000 North Penn, PA Water Authority, Revenue Bonds, 6.10% (FGIC INS), 11/1/2003
AAA          118,349

           500,000 Northeastern, PA Hospital & Education Authority, Health Care Revenue Bonds
                   (Series 1994 A), 6.10% (Wyoming Valley Health Care, PA)/(AMBAC INS)/(Original
                   Issue Yield: 6.25%), 1/1/2003

AAA          530,240

           150,000 Penn Trafford, PA School District, UT GO Bonds, 5.55% (MBIA INS), 5/1/2006
AAA          155,968

           100,000 Pennsylvania Housing Finance Authority, SFM Revenue Bonds (Series 38), 5.30%,
                   4/1/2003

AA          101,162

           100,000 Pennsylvania Housing Finance Authority, SFM Revenue Bonds (Series 41-B), 5.90%,
                   10/1/2005

AA          101,928

           100,000 Pennsylvania Housing Finance Authority, SFM Revenue Bonds (Series 42), 5.90%,
                   10/1/2004

AA          102,174

           345,000 Pennsylvania Housing Finance Authority, SFM Revenue Bonds (Series 43), 6.35%,
                   4/1/2001

AA          356,043

FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL
CREDIT

   AMOUNT
RATING*       VALUE


 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 PENNSYLVANIA -- CONTINUED

 $         500,000 Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding
                   Bonds, Philadelphia Funding Program, 5.20% (FGIC INS)/(Original Issue Yield:

                   5.32%),
                   6/15/2007

AAA    $     507,370

           125,000 Pennsylvania State Higher Education Facilities Authority, Health Services Revenue
                   Bonds (Series A), 6.00% (University of Pennsylvania), 1/1/2003

AA-          132,018

           200,000 Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series
                   L),
                   5.50% (State System of Higher Education, Commonwealth of PA)/(AMBAC INS)/

                   (Original Issue Yield: 5.55%), 6/15/2005
AAA          207,370

           110,000 Pennsylvania State Higher Education Facilities Authority, University Revenue
                   Bonds
                   (Series 1996), 5.25% (Drexel University)/(PNC Bank, N.A. LOC)/(Original Issue
                   Yield: 5.35%), 8/1/2005

A1          110,236

           150,000 Pennsylvania State Higher Education Facilities Authority, University Revenue
                   Bonds
                   (Series 1996), 5.35% (Drexel University)/(PNC Bank, N.A. LOC)/(Original Issue
                   Yield: 5.45%), 8/1/2006

A1          150,432

           475,000 Pennsylvania State Higher Education Facilities Authority, University Revenue
                   Bonds
                   (Series 1996), 5.45% (Drexel University)/(PNC Bank, N.A. LOC)/(Original Issue
                   Yield: 5.55%), 8/1/2007

A1          477,242

           125,000 Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series P), 5.45%,
                   12/1/2002

A           129,255

           100,000 Pennsylvania State University, Second Revenue Refunding Bonds, 5.55%
                   (AMBAC INS)/(Original Issue Yield: 5.70%), 8/15/2006

AAA          103,746

           125,000 Perkiomen Valley School District, PA, UT GO Bonds, 5.50%, 2/1/2004
A1          128,523

           300,000 Philadelphia, PA Gas Works, Revenue Bonds (14th Series), 5.50% (FSA
                   INS)/(Original
                   Issue Yield: 6.10%), 7/1/2004

AAA          311,106

           100,000 Philadelphia, PA Hospitals & Higher Education
                   Facilities Authority, Hospital Revenue Bonds
                   (Series 1994), 5.25% (Wills Eye Hospital,
                   PA)/(Original Issue Yield:

                   5.40%),
                   7/1/2003

A           100,486

           150,000 Philadelphia, PA Water & Wastewater System, Revenue Bonds, 5.50% (FGIC INS),
                   6/15/2003

AAA          155,328

           100,000 Richland School District, PA, UT GO Bonds, 5.30% (MBIA INS)/(Original Issue
                   Yield: 5.45%), 11/1/2003

AAA          102,981

           125,000 Solanco, PA School District, UT GO Bonds, 5.60% (FGIC INS), 2/15/2004
AAA          130,123

           600,000 Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.75%
                   (FGIC INS), 3/1/2008

AAA          632,172

           100,000 Spring Ford, PA School District, UT GO Refunding
                   Bonds (Series AA), 5.80% (FGIC INS), 8/1/2005

AAA          102,678

           200,000 Swarthmore Boro Authority PA, College Revenue Bonds, 6.00% (Swarthmore
                   College)/(Original Issue Yield: 6.10%), 9/15/2006

AA          212,642

FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL
CREDIT

   AMOUNT
RATING*       VALUE


 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 PENNSYLVANIA -- CONTINUED

 $         185,000 Warren County, PA School District, UT GO Bonds, 5.85% (FGIC INS), 9/1/2001
AAA    $     191,664
           110,000 Warren County, PA School District, UT GO Bonds, 6.10% (FGIC INS), 9/1/2003
AAA          114,547

Total                                                                                         13,960,317
 VIRGIN ISLANDS -- 1.2%
           170,000 Virgin Islands HFA, SFM Revenue Refunding Bonds
                   (Series A), 5.80% (GNMA COL), 3/1/2005

AAA          172,397

                    TOTAL INVESTMENTS (IDENTIFIED COST
$13,723,427)(A)                                           $14,132,714


At May 31, 1997, 8.8% of the total investments at market value were subject to alternative minimum tax.

(a) The cost of investments for federal tax purposes amounts to $13,723,427. The net unrealized appreciation of investments on a federal tax basis amounts to $409,287 which is comprised of $409,470 appreciation and $183 depreciation at May 31, 1997.

* Please refer to the Appendix of the Statement of Additional
  Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($14,416,769) at May 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation COL -- Collateralized FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association GO -- General Obligation HDA -- Hospital Development Authority HEFA -- Health and Education Facilities Authority HFA -- Housing Finance Authority INS -- Insured LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance PRF -- Prerefunded SFM -- Single Family Mortgage UT -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

             FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997


 ASSETS:
 Total investments in securities, at value (identified and tax cost
 $13,723,427)                                                                           $14,132,714
 Income receivable                                                                          215,183
 Receivable for investments sold                                                            826,470
 Receivable for shares sold                                                                   8,500
 Deferred expenses                                                                            7,078
    Total assets                                                                         15,189,945
 LIABILITIES:
 Payable for investments purchased                                            $ 716,198
 Payable for shares redeemed                                                      5,700
 Income distribution payable                                                     44,728
 Payable to Bank                                                                  2,523
 Accrued expenses                                                                 4,027
    Total liabilities                                                                       773,176
 NET ASSETS for 1,418,321 shares outstanding                                            $14,416,769

 NET ASSETS CONSIST OF:

 Paid in capital                                                                        $14,184,456
 Net unrealized appreciation of investments                                                 409,287
 Accumulated net realized loss on investments                                              (176,974)
    Total Net Assets                                                                    $14,416,769
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $14,416,769 / 1,418,321 shares outstanding                                                  $10.16

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS

             FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                          YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                              $    824,635
 EXPENSES:

 Investment advisory fee                                                  $     77,730
 Administrative personnel and services fee                                     125,000
 Custodian fees                                                                 11,325
 Transfer and dividend disbursing agent fees and expenses                       20,676
 Directors'/Trustees' fees                                                       4,089
 Auditing fees                                                                  14,438
 Legal fees                                                                      3,024
 Portfolio accounting fees                                                      54,346
 Shareholder services fee                                                       38,865
 Share registration costs                                                       13,409
 Printing and postage                                                           15,023
 Insurance premiums                                                              2,669
 Taxes                                                                              25
 Miscellaneous                                                                  15,498
     Total expenses                                                            396,117
 Waivers and reimbursements --
     Waiver of investment advisory fee                        $  (77,730)
     Waiver of shareholder services fee                          (21,764)
     Reimbursement of other operating expenses                  (225,981)
         Total waivers and reimbursements                                     (325,475)
                Net expenses                                                                 70,642
                  Net investment income                                                     753,993
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            11,890
 Net change in unrealized appreciation of investments                                       250,674
     Net realized and unrealized gain on investments                                        262,564
         Change in net assets resulting from operations                                $  1,016,557

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
            FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST


                                                                            YEAR ENDED MAY 31,
                                                                          1997            1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                               $   753,993      $   547,070
 Net realized gain (loss) on investments ($14,828 and $87,417 net losses, respectively,
 as computed for federal tax purposes)                                    11,890          (26,717)
 Net change in unrealized appreciation/depreciation                      250,674         (126,841)
   Change in net assets resulting from operations                      1,016,557          393,512
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                               (753,993)        (547,070)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                          5,435,406       13,768,008
 Net asset value of shares issued to shareholders in payment of          170,651          118,987
 distributions declared
 Cost of shares redeemed                                              (6,506,058)      (7,023,515)
   Change in net assets resulting from share transactions               (900,001)       6,863,480
      Change in net assets                                              (637,437)       6,709,922
 NET ASSETS:

 Beginning of period                                                  15,054,206        8,344,284
 End of period                                                       $14,416,769      $15,054,206

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

             FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. As of May 31, 1997, the Trust consists of three portfolios. The financial statements included herein are only those of Federated Pennsylvania Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $176,976, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR    EXPIRATION AMOUNT

     2003               $74,731
     2004               $87,417
     2005               $14,828

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                           YEAR ENDED MAY 31,
                                                                           1997         1996

 Shares sold                                                             536,995     1,358,404
 Shares issued to shareholders in payment of distributions declared       16,821        11,708
 Shares redeemed                                                        (641,073)     (694,299)

  Net change resulting from share transactions                           (87,257)      675,813

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational and start-up administrative service expenses of $56,196 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five-year period following effective date. For the period ended May 31, 1997, the Fund paid $13,425 pursuant to this agreement.

INTERFUND TRANSACTIONS

During the period ended May 31, 1997, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $8,440,388 and $4,750,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

PURCHASES     $6,879,755
SALES         $7,492,487

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 1997, 78.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 24.2% of total investments.

SUBSEQUENT EVENT

The Board of Trustees and Management of Intermediate Municipal Trust, on behalf of its portfolio, Federated Ohio Intermediate Municipal Trust, submitted a proposal to sell all of Federated Ohio Intermediate Municipal Trust's assets to Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust, dated May 23, 1997. A special meeting of shareholders of Federated Ohio Intermediate Trust was held on July 7, 1997 in which shareholders approved the proposed agreement. The agreement provides that the Federated Ohio Municipal Income Fund will acquire all of the assets of Federated Ohio Intermediate Municipal Trust in exchange for Class F Shares of Federated Ohio Municipal Income Fund to be distributed pro rata to the holders of shares of the Federated Ohio Intermediate Municipal Trust in complete liquidation of the Federated Ohio Intermediate Municipal Trust on or about July 11, 1997.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of INTERMEDIATE MUNICIPAL TRUST (Federated Pennsylvania Intermediate Municipal Trust):

We have audited the accompanying statement of assets and liabilities of Federated Pennsylvania Intermediate Municipal Trust (an investment portfolio of Intermediate Municipal Trust, a Massachusetts business trust), including the schedules of portfolio of investments, as of May 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Pennsylvania Intermediate Municipal Trust, an investment portfolio of Intermediate Municipal Trust, as of May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
July 7, 1997

                                   NOTES

                                   NOTES

[Graphic]

Federated Pennsylvania Intermediate Municipal Trust
(A Portfolio of Intermediate Municipal Trust)

PROSPECTUS

JULY 31, 1997

An Open-End, Management Investment Company

FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management

Federated Investors Tower Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS Arthur Andersen LLP 2100 One PPG Place Pittsburgh, PA 15222

Federated Securities Corp., Distributor
Cusip 458810306

3081603A (7/97)

[Graphic]

            FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

               (A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST)

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated Pennsylvania Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust (the "Trust") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                   Statement dated July 31, 1997

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Cusip 458810306
3081603B (7/97)

 [Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                                1
 INVESTMENT OBJECTIVE AND POLICIES                                 1

   Acceptable Investments                                          1
   When-Issued and Delayed Delivery Transactions                   2
   Temporary Investments                                           2
   Portfolio Turnover                                              3
   Investment Limitations                                          3
   Investment Risks                                                4
INTERMEDIATE MUNICIPAL TRUST MANAGEMENT                            5
   Officers and Trustees                                           5
   Fund Ownership                                                  8
   Trustees' Compensation                                          9
   Trustee Liability                                               9
 INVESTMENT ADVISORY SERVICES                                      9
   Adviser to the Fund                                             9
   Advisory Fees                                                  10
 OTHER SERVICES                                                   10
   Fund Administration                                            10
   Custodian and Portfolio Accountant                             10
   Transfer Agent                                                 10
   Independent Public Accountants                                 10
 SHAREHOLDER SERVICES                                             10
 BROKERAGE TRANSACTIONS                                           11
 PURCHASING SHARES                                                11
   Conversion to Federal Funds                                    11
 DETERMINING NET ASSET VALUE                                      11

   Valuing Municipal Bonds                                        11
   Use of Amortized Cost                                          11

 REDEEMING SHARES                                                 12
   Redemption in Kind                                             12

 EXCHANGING SECURITIES FOR FUND SHARES                            12
   Tax Consequences                                               12

 MASSACHUSETTS PARTNERSHIP LAW                                    12
 TAX STATUS                                                       13

   The Fund's Tax Status                                          13
   Shareholders' Tax Status                                       13

 TOTAL RETURN                                                     13
 YIELD                                                            13
 TAX-EQUIVALENT YIELD                                             14
   Tax-Equivalency Table                                          14
 PERFORMANCE COMPARISONS                                          14

   Economic and Market Information                                15
 ABOUT FEDERATED INVESTORS                                        15

   Mutual Fund Market                                             16

 APPENDIX                                                         17

 Standard and Poor's Ratings Group

    ("S&P") Municipal Bond Ratings                                17
   Moody's Investors Service, Inc.

    Municipal Bond Ratings                                        17
   Fitch Investors Service, Inc. Investment

    Grade Bond Ratings                                            17
   Standard and Poor's Ratings Group

    Municipal Note Ratings                                        17
   Moody's Investors Service, Inc.

    Short-Term Loan Ratings                                       18
   Standard and Poor's Ratings Group

    Commercial Paper Ratings                                      18
   Moody's Investors Service, Inc.

    Commercial Paper Ratings                                      18

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in Intermediate Municipal Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 31, 1985. On September 1, 1993, the name of the Trust was changed from "Federated Intermediate Municipal Trust" to "Intermediate Municipal Trust." On December 19, 1994, the name of the Fund was changed from "Pennsylvania Intermediate Municipal Trust" to "Federated Pennsylvania Intermediate Municipal Trust."

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state personal income taxes. These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, and those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the Pennsylvania state personal income taxes.

  CHARACTERISTICS

    The Pennsylvania municipal securities in which the Fund invests have the characteristics set forth in the prospectus.

    A Pennsylvania municipal security will be determined by the Fund's adviser to meet the quality standards established by the Trust's Board of Trustees (the "Trustees") if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from the issuer of the interest, or the guarantor of payment by either of those issuers. The Fund is not required to sell a municipal security if the security's rating is reduced below the required minimum subsequent to its purchase by the Fund. The investment adviser considers this event, however, in its determination of whether the Fund should continue to hold the security in its portfolio. If Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch Investors Services, Inc. ratings change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

  TYPES OF ACCEPTABLE INVESTMENTS

    Examples of Pennsylvania municipal securities are:

    * municipal notes and municipal commercial paper;

    * serial bonds sold with differing maturity dates;

    * tax anticipation notes sold to finance working capital needs of municipalities;

    * bond anticipation notes sold prior to the issuance of longer-term bonds;

    * pre-refunded municipal bonds; and

    * general obligation bonds secured by a municipality pledge of taxation.

  PARTICIPATION INTERESTS

    The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

  VARIABLE RATE MUNICIPAL SECURITIES

    Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

  MUNICIPAL LEASES

    The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

    In determining the liquidity of municipal lease securities, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

    * whether the lease can be terminated by the lessee;

    * the potential recovery, if any, from a sale of the leased property upon termination of the lease;

    * the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

    * the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

    * any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund may engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of an amount up to 20% of the total value of its assets.

TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

  REPURCHASE AGREEMENTS

    Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

  REVERSE REPURCHASE AGREEMENTS

    The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

    When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the year ended May 31, 1997 and 1996, the portfolio turnover rates for the Fund were 45% and 11%, respectively.

INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN

    The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

  ISSUING SENIOR SECURITIES AND BORROWING MONEY

    The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

    The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

  PLEDGING ASSETS

    The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

  UNDERWRITING

    The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

  INVESTING IN REAL ESTATE

    The Fund will not purchase or sell real estate or invest in real estate limited partnerships, although it may invest in municipal bonds secured by real estate or interests in real estate.

  INVESTING IN COMMODITIES

    The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

  LENDING CASH OR SECURITIES

    The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

  CONCENTRATION OF INVESTMENTS

    The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

    The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.

  INVESTING IN ILLIQUID SECURITIES

    The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT RISKS

Yields on Pennsylvania municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its county and local governments could impact the Fund's portfolio. The Fund's concentration in securities issued by the Commonwealth of Pennsylvania and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within Pennsylvania; and their underlying fiscal condition.

The Commonwealth of Pennsylvania's budget stability depends largely upon expenditure controls which keep spending in line with what is considered a relatively limited revenue base. The Commonwealth maintains moderate debt levels and has a sound economic position which has shifted over time from very heavy reliance on manufacturing and mining industries to a more stable employment base. The Commonwealth restored structural balance to its budget in fiscal year 1993 through tax increases, spending controls and conservative debt management. Recurring budgetary pressures include rapid growth in Medicaid spending and social service programs, and expenditures for additional correctional facilities. Spending was increased by 2.7% for fiscal year 1996 based on continued modest improvement in the economy, adherence to debt control policies and spendable reserves from the prior year. The 1997 budget includes an estimated $118 million surplus from fiscal year 1996, tax credit for job creation, and continued growth in Medicaid expenditures. The Commonwealth has restored the Tax Stabilization Reserve Fund to approximately $211 million at the end of fiscal year 1996. Reductions in state assistance and increased social service demands have made it more difficult for local governments (counties, cities, towns) to operate with balanced budgets. School districts in the Commonwealth are provided additional credit support through Pennsylvania's Act 150 which provides subsidized debt service for qualified projects and an intercept mechanism of state aid payments which would be used to pay bondholders in the case of a missed debt service payment.

Concerning the constitutional provisions pertaining to debt, the Commonwealth may issue tax anticipation notes for its General Fund and/or Motor License Fund. However, the aggregate amount of newly issued and outstanding tax anticipation notes is limited to a maximum of 20% of the estimated revenues of the appropriate fund for the fiscal year in which the notes are issued. The notes must mature within the fiscal year of issuance. The Commonwealth of Pennsylvania may also issue bond anticipation notes with a term not to exceed three years. The bond anticipation notes are subject to applicable statutory limitations pertaining to the issuance of bonds. The ability of the Fund to achieve its investment objective depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania Municipal Securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania and its municipalities do not maintain their current credit rating.

INTERMEDIATE MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Intermediate Municipal Trust, and principal occupations.

John F. Donahue@*

Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and

Trustee of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland

One PNC Plaza -- 23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd

571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba

205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Glen R. Johnson*

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Peter E. Madden

One Royal Palm Way

100 Royal Palm Way

Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee

of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar

1202 Cathedral of Learning

University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street

Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

J. Christopher Donahue

Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of July 2, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Univest & Company, Souderton, Pennsylvania, owned approximately 289,310 Shares (20.04%); Charles Schwab & Co., Inc., San Francisco, California, owned approximately 247,818 Shares (17.17%); Keystone Financial Inc., Altoona, Pennsylvania, owned approximately 135,105 Shares (9.36%); and Harmony Co., Carlisle, Pennsylvania, owned approximately 261,472 Shares (18.12%).

TRUSTEES' COMPENSATION


                                 AGGREGATE

 NAME,                         COMPENSATION

 POSITION WITH                      FROM                     TOTAL COMPENSATION PAID
 TRUST                            TRUST*#                       FROM FUND COMPLEX+



 John F. Donahue,                   $0        $0 for the Trust and

 Chairman and Trustee                         56 other investment companies in the Complex
 Thomas G. Bigley,                $1,211.91   $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 John T. Conroy, Jr.,             $1,333.29   $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 William J. Copeland,             $1,333.29   $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 James E. Dowd,                   $1,333.29   $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 Lawrence D. Ellis, M.D.,         $1,211.91   $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 Edward L. Flaherty, Jr.,         $1,333.29   $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 Glen R. Johnson,                  $0         $0 for the Trust and
 President and Trustee                        8 other investment companies in the Complex
 Peter E. Madden,                 $1,211.91   $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 Gregor F. Meyer,                 $1,211.91   $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 John E. Murray, Jr.,             $1,211.91   $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 Wesley W. Posvar,                $1,211.91   $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Complex
 Marjorie P. Smuts,               $1,211.91   $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Complex



* Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of three portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.

For the year ended May 31, 1997, 1996, and 1995, the adviser earned $77,730, $56,849, and $32,714, all of which was voluntarily waived. In addition, the adviser reimbursed other operating expenses of $225,981, $232,945, and $225,621, respectively.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Services Company, and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $125,000,
$125,000, and $125,000, respectively, none of which was waived.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and to maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended May 31, 1997, the Fund paid $38,865 pursuant to the Shareholder Services Agreement, of which $21,764 was waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that the maximum interest may be earned. Federated Services Company acts as the shareholder's agent in depositing checks and converting them into federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

VALUING MUNICIPAL BONDS

The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable
Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange municipal securities they already own for shares or they may exchange a combination of municipal securities and cash for shares. An investor should forward the securities in negotiable form with a letter of transmittal and authorization to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank. The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Trust, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for shares, a gain or loss may be realized by the investor.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

    * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

    * derive less than 30% of its gross income from the sale of securities held less than three months;

    * invest in securities within certain statutory limits; and

    * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

  CAPITAL GAINS

    Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

    * the availability of higher relative yields;

    * differentials in market values;

    * new investment opportunities;

    * changes in creditworthiness of an issuer; or

    * an attempt to preserve gains or limit losses.

    Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Fund shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

TOTAL RETURN

The Fund's average annual total return for the one-year ended May 31, 1997, and for the period from December 5, 1993 (date of initial public investment) to May 31, 1997 were 6.63% and 5.44%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares assuming the monthly reinvestment of all dividends and distributions.

YIELD

The Fund's yield for the thirty-day period ended May 31, 1997, was 4.70%.

The yield for shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended May 31, 1997, was 8.16%.

The tax-equivalent yield for the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.60% federal tax rate and assuming that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* Pennsylvania personal income tax and certain local taxes. (Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.) As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1997
                            STATE OF PENNSYLVANIA


COMBINED FEDERAL AND STATE INCOME TAX BRACKET:

              17.80%       30.80%         33.80%         38.80%        42.40%

 JOINT          $1-       $41,201-       $99,601-       $151,751-       OVER
 RETURN       41,200       99,600        151,750         271,050      $271,050
 SINGLE         $1-       $24,651-       $59,751-       $124,651-       OVER
 RETURN       24,650       59,750        124,650         271,050      $271,050
 TAX-EXEMPT

 YIELD                                TAXABLE YIELD EQUIVALENT

 1.50%         1.82%        2.17%          2.27%          2.45%        2.60%
 2.00%         2.43%        2.89%          3.02%          3.27%        3.47%
 2.50%         3.04%        3.61%          3.78%          4.08%        4.34%
 3.00%         3.65%        4.34%          4.53%          4.90%        5.21%
 3.50%         4.26%        5.06%          5.29%          5.72%        6.08%
 4.00%         4.87%        5.78%          6.04%          6.54%        6.94%
 4.50%         5.47%        6.50%          6.80%          7.35%        7.81%
 5.00%         6.08%        7.23%          7.55%          8.17%        8.68%
 5.50%         6.69%        7.95%          8.31%          8.99%        9.55%
 6.00%         7.30%        8.67%          9.06%          9.80%       10.42%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:

    * portfolio quality;

    * average portfolio maturity;

    * type of instruments in which the portfolio is invested;

    * changes in interest rates and market value of portfolio securities;

    * changes in the Fund's expenses; and

    * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio composition of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  * LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "other states intermediate municipal debt funds" category in advertising and sales literature.

  * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  * LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception December 31, 1979.

  * LEHMAN BROTHERS TEN-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of the same issues noted above except that the maturities range between nine and eleven years. Index figures are total returns calculated for the same periods as listed above.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specific period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD AND POOR'S RATINGS GROUP ("S&P") MUNICIPAL BOND RATINGS

AAA -- Debt rated "AAA" has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. INVESTMENT GRADE BOND RATINGS

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR -- NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS

MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1 -- Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

    * leading market positions in well-established industries;

    * high rates of return on funds employed;

    * conservative capitalization structure with moderate reliance on debt and ample asset protection;

    * broad margins in earning coverage of fixed financial charges and high internal cash generation; and

    * well-established access to a range of financial markets and assured sources of alternative liquidity.

PRIME-2 -- Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Federated Intermediate Municipal Trust

(A Portfolio of Intermediate Municipal Trust)

PROSPECTUS

The shares of Federated Intermediate Municipal Trust (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities of Intermediate Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund).

The objective of the Fund is to provide current income exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31,1997

               TABLE OF CONTENTS

 Summary of Fund Expenses                   1
 Financial Highlights                       2
 General Information                        3
 Investment Information                     3
  Investment Objective                      3
  Investment Policies                       3
  Municipal Securities                      4
  Investment Risks                          5
  Investment Limitations                    5
 Intermediate Municipal Trust Information   5
  Management of the Trust                   5
  Distribution of Fund Shares               6
  Administration of the Fund                6

 Net Asset Value                            7
 Investing in the Fund                      7

  Share Purchases                           7
  Minimum Investment Required               7
  What Shares Cost                          7
  Exchanging Securities for Fund Shares     7
  Certificates and Confirmations            8
  Dividends                                 8
  Capital Gains                             8
 Redeeming Shares                           8
  By Telephone                              8
  By Mail                                   8
  Accounts with Low Balances                9
 Shareholder Information                    9
  Voting Rights                             9

 Tax Information                            9
  Federal Income Tax                        9
  State and Local Taxes                    10
 Performance Information                   10
 Financial Statements                      11
 Report of Independent Public Accountants  24

                          SUMMARY OF FUND EXPENSES


                             SHAREHOLDER TRANSACTION EXPENSES

        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested
 Dividends (as a percentage of offering price) None Contingent
 Deferred Sales Charge (as a percentage of original purchase price or redemption

   proceeds, as applicable)                                                                    None

 Redemption Fee (as a percentage of amount redeemed, if applicable)                            None

 Exchange Fee                                                                                  None

                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                       0.33%
 12b-1 Fee                                                                              None

  Shareholder Services Fee (after waiver)(2)                                  0.06%
 Total Other Expenses                                                                   0.24%
   Total Operating Expenses(3)                                                          0.57%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.83% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Intermediate Municipal Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of period.

 1 Year            $ 6
 3 Years           $18
 5 Years           $32
 10 Years          $71

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                           FINANCIAL HIGHLIGHTS*

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 24.

                                                                YEAR ENDED MAY 31,

                             1997    1996     1995    1994      1993     1992    1991     1990    1989
1988


 NET ASSET VALUE,

 BEGINNING OF PERIOD        $10.41     $10.55     $10.52     $10.74     $10.31     $10.09     $ 9.84    $
9.81    $ 9.81   $ 9.83
 INCOME FROM INVESTMENT

   OPERATIONS

 Net investment income        0.53       0.53       0.54       0.52       0.56       0.59       0.63
0.64      0.64     0.62
 Net realized and
 unrealized gain

 (loss) on investments        0.09      (0.14)      0.03      (0.22)      0.43       0.22       0.25
0.03       --     (0.02)
 Total from investment        0.62       0.39       0.57       0.30       0.99       0.81       0.88
0.67      0.64      0.60
 operations

 LESS DISTRIBUTIONS

 Distributions from net

 investment income           (0.53)     (0.53)     (0.54)     (0.52)     (0.56)     (0.59)     (0.63)
(0.64)    (0.64)    (0.62)
 NET ASSET VALUE, END OF    $10.50     $10.41     $10.55     $10.52     $10.74     $10.31     $10.09    $
9.84    $ 9.81    $ 9.81
 PERIOD

 TOTAL RETURN(A)              6.11%      3.78%      5.67%      2.79%      9.80%      8.19%      9.22%
7.02%     6.77%     6.34%
 RATIOS TO AVERAGE
   NET ASSETS

 Expenses                     0.57%      0.57%      0.59%      0.61%      0.48%      0.47%      0.49%
0.50%     0.48%     0.49%
 Net investment income        5.09%      5.05%      5.23%      4.82%      5.27%      5.73%      6.32%
6.49%     6.56%     6.25%
 Expense                      0.26%      0.24%      0.00%      0.01%      0.14%      0.22%      0.30%
0.38%     0.39%     0.31%
 waiver/reimbursement(b)

 SUPPLEMENTAL DATA
 Net assets, end of

 period (000 omitted)     $232,506   $218,398   $229,285   $302,663   $263,283   $173,702   $116,577
$95,738   $82,211   $91,195
 Portfolio turnover             33%        19%        11%        7%          3%        9%         43%
14%         25%     119%

* During the period from September 6, 1993, to December 21, 1994, the Fund offered two classes of shares, Institutional Shares and Institutional Service Shares. As of December 21, 1994, Institutional Service Shares ceased operations and the class designation for Institutional Shares was eliminated. The table above does not reflect Institutional Service Shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 31, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

Shares of the Fund are sold primarily to retail and private banking customers of financial institutions and to accounts for which financial institutions act in a fiduciary, advisory, agency, custodial, or similar capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal securities. Shares are also designed for funds held by savings and other institutions, corporations, trusts, brokers, investment counselors and insurance companies. A minimum initial investment of $25,000 over a 90-day period is required. The Fund may not be a suitable investment for retirement plans since it invests in municipal securities.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income of the Fund that is exempt from federal income tax retains its tax-free status when distributed to the Fund's shareholders. The Fund pursues this investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policy stated above cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The municipal securities in which the Fund invests are:

* debt obligations, including industrial development bonds, issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from federal regular income tax.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

AVERAGE MATURITY

The dollar-weighted average portfolio maturity of the Fund's portfolio of municipal securities will not be less than three years or more than ten years. For purposes of determining the dollar-weighted average portfolio maturity of the Fund's portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Fund's dollar-weighted average portfolio maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

CHARACTERISTICS

The municipal securities in which the Fund invests are:

* rated within the three highest ratings for municipal securities by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, or A) or by Standard & Poor's

  Ratings Group ("S&P") (AAA, AA, or A);

* guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

* fully collateralized by an escrow of U.S. government securities or other securities acceptable to the Fund's investment adviser;

* rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (PRIME-1) or S&P's highest municipal commercial paper rating (SP-1);

* unrated if, at the time of purchase, other municipal securities of that issuer are rated A or better by Moody's or S&P; or

* unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's investment adviser.

A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS

The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to attempt to assure that the participation interests are of high quality. The Trustees of the Fund will determine whether participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of a published interest rate, interest rate index, or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis, e.g., every 30 days. The Fund will consider this adjustment period to be the maturity of the security for purposes of determining the weighted average maturity of the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase and sell municipal securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENT

From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term temporary investments which may or may not be exempt from federal income tax. Temporary investments include: tax-exempt variable and floating rate demand notes; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of domestic branches of U.S. banks; and repurchase agreements (arrangements in which the organization selling the Fund a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Fund invests. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on municipal securities depend on a variety of factors, including: the general conditions of the municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

INVESTMENT LIMITATIONS

The Fund will not:

* borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

* invest more than 5% of its total assets in purchases of industrial development bonds, the principal and interest of which are paid by a company which has an operating history of less than three years; or

* with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and U.S. government obligations).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

* invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities determined by the Trustees to be illiquid.

                  INTERMEDIATE MUNICIPAL TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES

  The adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.

PORTFOLIO MANAGER'S BACKGROUND

J. Scott Albrecht has been the Fund's portfolio manager since July 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson has been the Fund's portfolio manager since July 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.

in Finance from the University of Pittsburgh.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

MAXIMUM               AVERAGE AGGREGATE
  FEE                 DAILY NET ASSETS

 0.15%             on the first $250 million
 0.125%            on the next $250 million
 0.10%             on the next $250 million
 0.075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

                              NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of all securities and other assets, less liabilities, by the number of shares outstanding.

                           INVESTING IN THE FUND

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares, open an account by calling Federated Securities Corp. and obtain a master account number. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase shares by Federal Reserve wire, call the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Intermediate Municipal Trust; Fund Number (this number can be found on the account statement or by contacting the
Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase shares by mail, send a check made payable to Federated Intermediate Municipal Trust to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000, plus any financial intermediary fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
Investors who purchase shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain municipal securities or a combination of securities and cash for Fund shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Shareholders wishing to exchange securities should first contact Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Dividends are declared just prior to determining net asset value. Shares purchased by wire begin earning dividends on the business day after the order is received. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates at the ex-dividend date net asset value in additional shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Distributions of net realized long-term capital gains realized by the Fund, if any, will be made at least once every twelve months.

                              REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.

BY TELEPHONE

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston,
Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Intermediate Municipal Trust; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder of record if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds are included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Interest on certain "private activity" bonds issued after August 7, 1986, is treated as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, while the Fund has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                          PORTFOLIO OF INVESTMENTS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997


   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- 96.9%
 ALABAMA -- 0.7%

 $          1,500,000 Alabama Water PCA, PCR Bonds, 6.35% (AMBAC INS),          AAA   $   1,601,340
                      8/15/2001
 ALASKA -- 3.0%

            7,000,000 Alaska State Housing Finance Corp., General Mortgage
                      Revenue Bonds (Series A),

                      5.65% (MBIA INS), 12/1/2012                               AAA       7,012,110
 ARIZONA -- 2.9%

            1,500,000 Phoenix, AZ, UT GO Refunding Bonds (Series A), 7.40%,     AA        1,627,560
                      7/1/2000
            5,000,000 Salt River Project, AZ Agricultural Improvement &
                      Power District, Electric System

                      Revenue Bonds (Series A), 7.10%, 1/1/2000                 AA        5,188,150
                       Total                                                              6,815,710
 CALIFORNIA -- 2.9%

            2,250,000 California State, UT GO Bonds, (Series AV), 7.80%,        AA        2,487,555
                      10/1/2000
            1,800,000 Los Angeles, CA Department of Water & Power, Electric
                      Plant Revenue Bonds,

                      2nd Issue, 9.00%, 6/1/2000                                AA        2,027,412
            1,875,000 Los Angeles, CA Department of Water & Power, Electric
                      Plant Revenue Bonds,

                      2nd Issue, 9.00%, 6/1/2001                                AA        2,177,944
                       Total                                                              6,692,911

 FLORIDA -- 2.4%

              185,000 Dade County, FL, UT GO Public Imps., 6.70% (MBIA INS),    AAA         188,965
                      6/1/2003
            2,000,000 Florida State Board of Education Administration, UT GO
                      Capital Outlay Bonds

                      (Series C), 6.25% (Florida State), 6/1/2001               AA        2,127,280
            3,000,000 Florida State Board of Education Administration, UT GO

                      Capital Outlay Bonds,

                      6.00% (Florida State), 6/1/2001                           AA        3,163,710
                       Total                                                              5,479,955

 GEORGIA -- 3.7%

            2,000,000 Georgia Municipal Electric Authority, Revenue Bonds       AA-       2,096,780
                      (Series U), 6.50%, 1/1/2000

            1,000,000 Georgia Municipal Electric Authority, Revenue Bonds       AA-       1,065,890
                      (Series U), 6.60%, 1/1/2001

            5,000,000 Georgia State, UT GO Bonds (Series A), 7.70%, 2/1/2001    AA+       5,534,650
                       Total                                                              8,697,320
 HAWAII -- 4.2%

            5,000,000 Hawaii State, UT GO Bonds (Series BT), 8.00%, 2/1/2001    AA        5,566,600
            1,000,000 Hawaii State, UT GO Bonds (Series BU), 5.85% (Original    AA        1,051,270
                      Issue Yield: 5.95%), 11/1/2001

            3,000,000 Honolulu, HI City & County, UT GO Bonds (Series
                      A), 6.30% (Original Issue

                      Yield: 6.40%), 8/1/2001                                   AA        3,197,700
                       Total                                                              9,815,570


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 ILLINOIS -- 6.8%

 $          3,100,000 Cook County, IL, GO Capital Improvement Bonds (Series
                      1996), 5.50% (FGIC INS),
                      11/15/2008                                                AAA   $   3,210,608
               50,000 Du Page, IL Water Commission, UT GO Bonds, 5.95%,         AA+          52,342
                      3/1/2001

            3,000,000 Du Page, IL Water Commission, UT GO Bonds, 6.05%,         AA+       3,173,730
                      3/1/2002
               90,000 Illinois Health Facilities Authority, Revenue Bonds,
                      6.40% (Northwestern Memorial

                      Hospital), 8/15/1999                                      AA           93,722
            3,800,000 Illinois Health Facilities Authority, Revenue
                      Refunding Bonds (Series A), 5.70%

                      (Advocate Health Care Network)/(Original Issue Yield:     AA        3,802,926
                      5.75%), 8/15/2011

            3,000,000 Illinois Municipal Electric Agency, Power Supply
                      System Revenue Bonds (Series A),

                      6.20% (AMBAC INS), 2/1/2001                               AAA       3,156,000
              100,000 Illinois State, UT GO Bonds, 6.75%, 6/1/1997              AA-         100,008
            2,000,000 University of Illinois, Auxiliary Facilities Revenue
                      Bonds, 6.40% (Original Issue Yield:

                      6.45%), 4/1/2001                                          AA        2,126,940
                       Total                                                             15,716,276

 INDIANA -- 2.1%

            4,800,000 Indiana Health Facility Financing Authority, Hospital
                      Revenue Bonds (Series 1996A),

                      5.50% (Clarian Health Partners, Inc.)/(Original Issue     AA        4,811,904
                      Yield: 5.65%), 2/15/2010

 MARYLAND -- 0.9%

            1,000,000 University of Maryland, Auxiliary Facility & Tuition
                      Revenue Bonds (Series A), 5.80%

                      (Original Issue Yield: 5.85%), 2/1/2002                   AA+       1,048,770
            1,000,000 Washington Suburban Sanitation District, MD, UT GO
                      Revenue Bonds (Second

                      Series), 6.90% (United States Treasury PRF), 6/1/2009     AA        1,102,790
                      (@102)

                       Total                                                              2,151,560

 MICHIGAN -- 4.6%

            2,000,000 Michigan State Building Authority, Revenue Bonds
                      (Series II), 6.25% (AMBAC INS)/

                      (Original Issue Yield: 6.35%), 10/1/2000                  AAA       2,108,420
            3,705,000 Michigan State Housing Development Authority, (Series

                      B) Rental Housing Revenue

                      Bonds, 5.65% (MBIA INS), 10/1/2007                        AAA       3,751,016
            3,605,000 Michigan State Housing Development Authority, (Series

                      B) Rental Housing Revenue

                      Bonds, 5.65% (MBIA INS), 4/1/2007                         AAA       3,648,909
            1,000,000 Royal Oak, MI Hospital Finance Authority, Revenue
                      Refunding Bonds, 7.40% (William

                      Beaumont Hospital, MI), 1/1/2000                          AA        1,071,390
                       Total                                                             10,579,735

                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 MISSOURI -- 4.6%

 $          5,000,000 Missouri State HEFA, Health Facilities Revenue Bonds
                      (Series A), 6.00% (BJC Health
                      System, MO)/(Original Issue Yield: 6.05%), 5/15/2005      AA    $   5,372,350
            5,000,000 Missouri State HEFA, Health Facilities Revenue Bonds
                      (Series A), 6.10% (BJC Health

                      System, MO)/(Original Issue Yield: 6.15%), 5/15/2006      AA        5,359,550
                       Total                                                             10,731,900

 NEVADA -- 0.5%

            1,000,000 Clark County, NV School District, LT GO Bonds (Series     AAA       1,142,280
                      A), 9.75% (MBIA INS), 6/1/2000
 NEW HAMPSHIRE -- 1.2%

            2,555,000 New Hampshire State, UT GO Bonds (Series A), 6.40%,       AA        2,731,040
                      6/15/2001
 NEW JERSEY -- 0.0%

              100,000 New Jersey State Transportation Trust Fund Agency,
                      Revenue Bonds, 5.90%,

                      6/15/1999                                                 A+          103,202

 NEW YORK -- 8.1%

            3,500,000 Hempstead, NY IDA, Resource Recovery Revenue Bonds
                      (Series 1997), 5.00%

                      (American Ref-Fuel Company)/(MBIA INS)/(Original Issue    AAA       3,408,020
                      Yield: 5.18%), 12/1/2009

            1,500,000 Municipal Assistance Corp. of New York, Revenue Bonds
                      (Series 62), 6.60% (United

                      States Treasury PRF), 7/1/2000 (@102)                     AA-       1,533,525
            6,000,000 New York City, NY, UT GO Bonds (Series E), 5.30% (FGIC
                      INS)/(Original Issue Yield:

                      5.40%), 8/1/2009                                          AAA       6,012,600

            2,500,000 New York State Environmental Facilities Corp., State
                      Water Pollution Control Bonds

                      (Series 1994E), 6.15% (Original Issue Yield: 6.25%),      A-        2,703,450
                      6/15/2004
            4,000,000 New York State Thruway Authority, Highway & Bridge
                      Fund Revenue Bonds

                      (Series B), 5.625% (FGIC INS)/(Original Issue Yield:      AAA       4,195,840
                      5.75%), 4/1/2005

            1,000,000 Triborough Bridge & Tunnel Authority, NY, Revenue
                      Bonds (Series S), 6.625%

                      (Original Issue Yield: 6.70%), 1/1/2001                   A+        1,069,430
                       Total                                                             18,922,865
 NORTH CAROLINA -- 6.1%

            2,720,000 Charlotte-Mecklenburg Hospital Authority, NC, Health
                      Care Revenue Bonds
                      (Series 1996A), 5.50% (Charlotte-Mecklenburg Hospital,
                      NC)/(Original Issue

                      Yield: 5.60%), 1/15/2008                                  AA        2,825,182
            3,355,000 Charlotte-Mecklenburg Hospital Authority, NC, Health

                      Care System Revenue Bonds,

                      5.90% (Original Issue Yield: 5.95%), 1/1/2002             AA        3,519,194
            5,350,000 North Carolina Municipal Power Agency No. 1, Catawba

                      Electric Revenue Refunding

                      Bonds, 6.00% (Original Issue Yield: 6.05%), 1/1/2004       A        5,588,878
            2,000,000 North Carolina Municipal Power Agency No. 1, Catawba

                      Electric Revenue Refunding

                      Bonds, 7.25%, 1/1/2007                                     A        2,280,040
                       Total                                                             14,213,294


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 OHIO -- 4.6%

 $            100,000 Columbus, OH, UT GO Refunding Bonds, 5.80%, 1/1/2000      AAA   $     103,568
            2,500,000 Hamilton County, OH Sewer System, Improvement &
                      Revenue Refunding Bonds

                      (Series A), 6.20%, 12/1/2000                              AA-       2,633,500
            3,195,000 Lucas County, OH, Hospital Revenue Refunding Bonds

                      (Series 1996), 5.50%

                      (ProMedica Healthcare Obligated Group)/(MBIA
                      INS)/(Original Issue Yield: 5.75%),

                      11/15/2008                                                AAA       3,294,972

            2,840,000 Lucas County, OH, Hospital Revenue Refunding Bonds
                      (Series 1996), 6.00%

                      (ProMedica Healthcare Obligated Group)/(MBIA INS),        AAA       3,065,439
                      11/15/2007

            1,400,000 Montgomery County, OH Health Facilities Authority,
                      Revenue Bonds (Series A),
                      6.20% (Sisters of Charity Health Care System)/(MBIA

                      INS)/(Original Issue Yield:

                      6.30%), 5/15/2001                                         AAA       1,482,516
                       Total                                                             10,579,995

 OKLAHOMA -- 0.9%

            2,000,000 Oklahoma State Industrial Authority, Health System
                      Revenue Bonds (Series C),
                      5.70% (Baptist Medical Center, OK)/(AMBAC
                      INS)/(Original Issue Yield: 5.80%),

                      8/15/2002                                                 AAA       2,085,660

 PENNSYLVANIA -- 7.3%

            4,570,000 Harrisburg, PA Authority, Revenue Bonds (Pooled Bond
                      Program) (Series I of

                      1996), 5.35% (MBIA INS)/(Original Issue Yield: 5.50%),    AAA       4,658,155
                      4/1/2008

            1,500,000 Pennsylvania Infrastructure Investment Authority,
                      Revenue Bonds, 6.15%

                      (Pennvest), 9/1/2001                                      AA        1,586,385
            3,500,000 Pennsylvania Intergovernmental Coop Authority, Special

                      Tax Revenue Bonds,

                      5.45% (FGIC INS)/(Original Issue Yield: 5.55%),           AAA       3,562,020
                      6/15/2008
            3,000,000 Pennsylvania State Higher Education Facilities
                      Authority, Health Services Revenue
                      Bonds (Series A), 5.50% (Allegheny Delaware Valley
                      Obligated Group)/(MBIA INS)/

                      (Original Issue Yield: 5.60%), 11/15/2008                 AAA       3,074,280
            4,000,000 Pennsylvania State Higher Education Facilities
                      Authority, Refunding Revenue Bonds

                      (Series A), 5.50% (University of                          AA        4,078,600
                      Pennsylvania)/(Original Issue Yield: 5.55%), 1/1/2009

                       Total                                                             16,959,440

 RHODE ISLAND -- 0.8%

            1,655,000 Providence, RI, UT GO Bonds (Series 1997A), 6.00% (FSA    AAA       1,769,989
                      INS), 7/15/2008
 SOUTH CAROLINA -- 2.3%

              730,000 Columbia, SC Waterworks & Sewer System, Refunding
                      Revenue Bonds, 6.40%

                      (United States Treasury COL)/(Original Issue Yield:       AAA         775,997
                      6.45%), 2/1/2001

            4,270,000 Columbia, SC Waterworks & Sewer System, Revenue Bonds,
                      6.40% (Original Issue

                      Yield: 6.45%), 2/1/2001                                   AA        4,546,483
                       Total                                                              5,322,480


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 TENNESSEE -- 0.5%

 $          1,065,000 Metropolitan Government Nashville & Davidson County,
                      TN HEFA, Revenue Bonds
                      (Series B), 5.85% (Vanderbilt University)/(Original       AA    $   1,120,348
                      Issue Yield: 5.90%), 10/1/2001

 TEXAS -- 14.5%

              200,000 Brownsville, TX Independent School, UT GO Refunding
                      Bonds, 6.00% (PSFG INS)/

                      (Original Issue Yield: 6.00%), 8/15/2000                  Aaa         209,110
            1,000,000 Dallas, TX Waterworks & Sewer System, Revenue
                      Refunding and Improvement

                      Bonds (Series A), 9.50%, 10/1/1998                        AA        1,028,110
            4,000,000 Garland, TX, LT GO Bonds, 5.80% (Original Issue Yield:    AA        4,196,240

                      5.90%), 8/15/2001

              100,000 Gulf Coast, TX Waste Disposal Authority, Revenue
                      Bonds, 6.10% (Monsanto Co.),

                      1/1/2004                                                  A1          104,281
            4,500,000 Houston, TX Independent School District, LT GO Bonds,     AAA       5,012,370
                      8.375% (PSFG GTD), 8/15/2000

            1,945,000 Northeast Hospital Authority, TX, Hospital Revenue
                      Refunding Bonds (Series 1997),

                      6.00% (Northeast Medical Center Hospital)/(FSA INS),      AAA       2,071,503
                      5/15/2009

            1,650,000 San Antonio, TX Electric & Gas, Revenue Bonds, 9.90%,     AA        1,715,835
                      2/1/1998
            2,000,000 San Antonio, TX Electric & Gas, Revenue Refunding Bonds   AA        2,086,719
                      (Series A), 7.00%, 2/1/1999

            2,395,000 San Antonio, TX Water Authority, Revenue Bonds, 6.00%     AA        2,519,899
                      (FGIC INS), 5/15/2001
              105,000 San Antonio, TX Water Authority, Revenue Bonds, 6.00%
                      (United States Treasury

                      COL)/(Original Issue Yield: 6.15%), 5/15/2001             AA          110,515
            1,475,000 San Antonio, TX, UT GO General Improvement Bonds,         AA        1,651,543

                      8.625%, 8/1/2000

            6,370,000 Socorro, TX Independent School District, UT GO
                      Refunding Bonds (Series A), 6.25%

                      (PSFG GTD)/(Original Issue Yield: 6.30%), 8/15/2001       AAA       6,768,698
            6,000,000 Texas Water Development Board, State Revolving Fund

                      Sr. Lien Revenue Bonds,

                      5.80% (Original Issue Yield: 5.90%), 7/15/2002            AA        6,323,640
                       Total                                                             33,798,463
 UTAH -- 0.9%

            2,000,000 Intermountain Power Agency, UT, Power Supply Revenue
                      Refunding Bonds

                      (Series B), 7.20%, 7/1/1999                               A+        2,103,600

 VIRGINIA -- 1.8%

            1,995,000 Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,        AA        2,091,738
                      3/1/2000
            1,995,000 Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,        AA        2,117,214
                      3/1/2001
                       Total                                                              4,208,952

 WASHINGTON -- 8.6%

            1,805,000 San Juan County, WA School District No. 149, UT GO
                      Bonds, 6.00% (FSA INS),

                      12/1/2009                                                 AAA       1,946,025
            1,020,000 Seattle, WA, LT GO Refunding Bonds, 6.00% (Original       AA+       1,077,802
                      Issue Yield: 6.10%), 3/1/2002

            1,100,000 Snohomish County, WA School District No. 15, UT GO
                      Bonds (Series 1997), 6.00%

                      (FGIC INS), 12/1/2008                                     AAA       1,184,854


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 WASHINGTON -- CONTINUED

 $          1,500,000 Tacoma, WA Sewer Authority, Revenue Refunding Bonds
                      (Series B), 5.70% (FGIC
                      INS)/(Original Issue Yield: 5.85%), 12/1/2005             AAA   $   1,585,305
            2,510,000 Tacoma, WA, Solid Waste Utility Revenue Refunding
                      Bonds (Series 1997B), 6.00%

                      (AMBAC INS), 12/1/2010                                    AAA       2,684,169

            2,000,000 Tacoma, WA, Solid Waste Utility Revenue Refunding
                      Bonds (Series 1997B), 6.00%

                      (AMBAC INS), 12/1/2009                                    AAA       2,150,520

            4,500,000 Washington Health Care Facilities Authority, Revenue
                      Bonds (Series 1996), 5.375%
                      (Kadlec Medical Center, Richland)/(AMBAC
                      INS)/(Original Issue Yield: 5.63%),

                      12/1/2010                                                 AAA       4,421,655
            5,000,000 Washington State Public Power Supply System, (Nuclear
                      Project No. 3) Refunding &

                      Revenue Bonds (Series B), 5.70% (Original Issue Yield:    AA-       5,033,150
                      5.793%), 7/1/2010
                       Total                                                             20,083,480

 WISCONSIN -- 0.0%

              100,000 Waukesha, WI School District, UT GO, 5.75% (Original      A1          103,083
                      Issue Yield: 5.80%), 10/1/1999
                       TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES                     225,354,462
                       (IDENTIFIED COST $216,542,363)

 SHORT-TERM MUNICIPAL SECURITIES -- 1.6%
 TEXAS -- 1.6%

              800,000 Harris County, TX HFDC Daily VRDNs (St. Luke's            AA          800,000
                      Episcopal Hospital)
              200,000 Harris County, TX HFDC (Series 1994) Daily VRDNs
                      (Methodist Hospital, Harris

                      County, TX)                                               AA          200,000
            2,800,000 Harris County, TX HFDC, Hospital Revenue Bonds (Series
                      1997) Daily VRDNs

                      (Methodist Hospital, Harris County, TX)                  A-1+       2,800,000
                       TOTAL SHORT-TERM MUNICIPAL SECURITIES (AT AMORTIZED                3,800,000

                       COST)

                       TOTAL INVESTMENTS (IDENTIFIED COST $220,342,363)(A)            $ 229,154,462

(a) The cost of investments for federal tax purposes amounts to $220,342,363. The net unrealized appreciation of investments on a federal tax basis amounts to $8,812,099 which is comprised of $8,848,850 appreciation and $36,751 depreciation at May 31, 1997.

* Please refer to the Appendix of the Statement of Additional
  Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($232,505,795) at May 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation COL -- Collateralized FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GO -- General Obligation GTD -- Guaranty HEFA -- Health and Education Facilities Authority HFDC -- Health Facility Development Corporation IDA -- Industrial Development Authority INS -- Insured LT -- Limited Tax MBIA -- Municipal Bond Investors Assurance PCA -- Pollution Control Authority PCR -- Pollution Control Revenue PRF -- Prerefunded PSFG -- Permanent School Fund Guarantee UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997



 ASSETS:

 Total investments in securities, at value (identified and tax cost                    $229,154,462
 $220,342,363)
 Income receivable                                                                        4,034,026
 Receivable for shares sold                                                               3,104,075
    Total assets                                                                        236,292,563
 LIABILITIES:
 Payable for investments purchased                                         $ 2,057,382
 Payable for shares redeemed                                                    39,738
 Income distribution payable                                                   718,945
 Payable to bank                                                               939,285
 Accrued expenses                                                               31,418
    Total liabilities                                                                     3,786,768
 NET ASSETS for 22,152,982 shares outstanding                                          $232,505,795

 NET ASSETS CONSIST OF:

 Paid in capital                                                                       $229,417,851
 Net unrealized appreciation of investments                                               8,812,099
 Accumulated net realized loss on investments                                            (5,724,155)
    Total Net Assets                                                                   $232,505,795
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $232,505,795 / 22,152,982 shares outstanding                                                $10.50

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST
                          YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                             $  12,345,367
 EXPENSES:

 Investment advisory fee                                                  $   872,976
 Administrative personnel and services fee                                    164,874
 Custodian fees                                                                27,225
 Transfer and dividend disbursing agent fees and expenses                      49,253
 Directors'/Trustees' fees                                                      5,560
 Auditing fees                                                                 14,938
 Legal fees                                                                     8,444
 Portfolio accounting fees                                                     72,417
 Shareholder services fee                                                     545,610
 Share registration costs                                                      15,452
 Printing and postage                                                          18,622
 Insurance premiums                                                             4,210
 Taxes                                                                          6,955
 Miscellaneous                                                                  8,816
     Total expenses                                                         1,815,352
 Waivers --

     Waiver of investment advisory fee                        $ (158,880)
     Waiver of shareholder services fee                         (414,663)
         Total waivers                                                       (573,543)
                Net expenses                                                              1,241,809
                  Net investment income                                                  11,103,558
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         1,164,828
 Net change in unrealized appreciation of investments                                       866,681
     Net realized and unrealized gain on investments                                      2,031,509
         Change in net assets resulting from operations                               $  13,135,067

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST


                                                                  YEAR ENDED MAY 31,
                                                                  1997          1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                      $ 11,103,558        $     11,295,121
 Net realized gain (loss) on investments ($1,059,997
 net gain and
 $3,670,810, net loss respectively, as computed for            1,164,828                 (96,242)
 federal tax purposes)
 Net change in unrealized appreciation/depreciation              866,681              (2,535,429)
   Change in net assets resulting from operations             13,135,067               8,663,450
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                    (11,103,558)            (11,295,121)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                 85,279,237              77,775,142
 Net asset value of shares issued in conjunction with
 acquisition of
 The Starburst Municipal Income Fund                          10,040,690                     --
 Net asset value of shares issued to shareholders in           2,403,307               2,174,227
 payment of distributions declared
 Cost of shares redeemed                                     (85,642,824)            (88,208,508)
   Change in net assets resulting from share                  12,080,410              (8,259,139)
   transactions

     Change in net assets                                     14,111,919             (10,890,810)
 NET ASSETS:
 Beginning of period                                         218,393,876             229,284,686
 End of period                                              $232,505,795        $    218,393,876

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. As of May 31, 1997, the Trust consists of three portfolios. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

On October 31, 1996, the Fund acquired all the net assets of The Starburst Municipal Income Fund pursuant to the plan of reorganization approved by The Starburst Municipal Income Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 955,346 shares of the Fund (valued at $10,040,690) for the 953,506 shares of The Starburst Municipal Income Fund outstanding on October 31, 1996. The Starburst Municipal Income Fund's net assets at that date ($10,072,849), including $218,574 of unrealized appreciation, at that date were combined with those of the Fund. The aggregate net assets of the Fund and The Starburst Municipal Income Fund immediately before acquisition were 209,160,976 and 10,072,849, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $219,201,666.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $5,891,449, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR          EXPIRATION AMOUNT
   2003                    $2,220,639
   2004                     3,670,810

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                             YEAR ENDED MAY 31,
                                                                           1997                 1996

 Shares sold                                                           8,181,651                7,363,145
 Shares issued in conjunction with acquisition of The Starburst          955,346                      --
 Municipal Income Fund
 Shares issued to shareholders in payment of distributions               228,984                  205,536
 declared
 Shares redeemed                                                      (8,183,995)              (8,340,470)
  Net change resulting from share transactions                         1,181,986                 (771,789)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended May 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $4,250,000 and $2,350,000 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 1997, were as follows:

PURCHASES      $89,389,952
SALES          $81,046,710

SUBSEQUENT EVENT

The Board of Trustees and Management of Intermediate Municipal Trust, on behalf of its portfolio, Federated Ohio Intermediate Municipal Trust, submitted a proposal to sell all of Federated Ohio Intermediate Municipal Trust's assets to Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust, dated May 23, 1997. A special meeting of shareholders of Federated Ohio Intermediate Trust was held on July 7, 1997, in which shareholders approved the proposed agreement. The agreement provides that the Federated Ohio Municipal Income Fund will acquire all of the assets of Federated Ohio Intermediate Municipal Trust in exchange for Class F Shares of Federated Ohio Municipal Income Fund to be distributed pro rata to the holders of shares of the Federated Ohio Intermediate Municipal Trust in complete liquidation of the Federated Ohio Intermediate Municipal Trust on or about July 11, 1997.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of INTERMEDIATE MUNICIPAL TRUST (Federated Intermediate Municipal Trust):

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Municipal Trust (an investment portfolio of Intermediate Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of May 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust, an investment portfolio of Intermediate Municipal Trust, as of May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
July 7, 1997

[Graphic]
Federated Investors

Federated Intermediate Municipal Trust

(A Portfolio of Intermediate Municipal Trust)

PROSPECTUS
JULY 31, 1997

A Diversified Portfolio of Intermediate Municipal Trust, An Open-End Management Investment Company

FEDERATED INTERMEDIATE MUNICIPAL TRUST

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
2100 One PPG Place Pittsburgh, PA 15222
Federated Securities Corp., Distributor

Federated Securities Corp., Distributor

Cusip 458810108

8061702A-IS (7/97)

[Graphic]

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST
               (A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST)

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust (the "Trust") dated July 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                   Statement dated July 31, 1997

[Graphic]Federated Investors

Federated Securities Corp., Distributor

Cusip 458810108
8061702B (7/97)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                                      1
 INVESTMENT OBJECTIVE AND POLICIES                                       1

  Acceptable Investments                                                 1
  When-Issued and Delayed Delivery Transactions                          2
  Temporary Investments                                                  2
  Portfolio Turnover                                                     2
  Investment Limitations                                                 3
 INTERMEDIATE MUNICIPAL TRUST MANAGEMENT                                 5
  Fund Ownership                                                         8
  Trustees' Compensation                                                 9
  Trustee Liability                                                      9
 INVESTMENT ADVISORY SERVICES                                            9
  Adviser to the Fund                                                    9
  Advisory Fees                                                         10
  Other Related Services                                                10
 OTHER SERVICES                                                         10
  Fund Administration                                                   10
  Custodian and Portfolio Accountant                                    10
  Transfer Agent                                                        10
  Independent Public Accountants                                        10
 SHAREHOLDER SERVICES                                                   10
 BROKERAGE TRANSACTIONS                                                 11
 PURCHASING SHARES                                                      11
  Conversion to Federal Funds                                           11
 DETERMINING NET ASSET VALUE                                            11

  Determining Value of Securities                                       11
 REDEEMING SHARES                                                       11

  Redemption in Kind                                                    12
 EXCHANGING SECURITIES FOR FUND SHARES                                  12

  Tax Consequences                                                      12
 MASSACHUSETTS PARTNERSHIP LAW                                          12
 TAX STATUS                                                             12
  The Fund's Tax Status                                                 12
  Shareholders' Tax Status                                              13

 TOTAL RETURN                                                           13
 YIELD                                                                  13
 TAX-EQUIVALENT YIELD                                                   13
 PERFORMANCE COMPARISONS                                                14
  Economic and Market Information                                       15
 ABOUT FEDERATED INVESTORS                                              15

  Mutual Fund Market                                                    16
  Institutional Clients                                                 16
  Bank Marketing                                                        16
  Broker/Dealers and Bank
    Broker/Dealer Subsidiaries                                          16
 APPENDIX                                                               17
 Standard and Poor's Ratings Group ("S&P") Municipal Bond Ratings       17

  Moody's Investors Service, Inc. Municipal

    Bond Ratings                                                        17
  Fitch Investors Service, Inc. Investment

    Grade Bond Ratings                                                  17
  Standard and Poor's Ratings Group Municipal

    Note Ratings                                                        17
  Moody's Investors Service, Inc. Short-Term

    Loan Ratings                                                        18
  Standard and Poor's Ratings Group

    Commercial Paper Ratings                                            18
  Moody's Investors Service, Inc. Commercial

    Paper Ratings                                                       18

GENERAL INFORMATION ABOUT THE FUND



Intermediate Municipal Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated May 31, 1985. On September 1, 1993, the name of the Trust was changed from "Federated Intermediate Municipal Trust" to "Intermediate Municipal Trust." On December 19, 1994, the name of the Fund was changed from "Intermediate Municipal Trust" to "Federated Intermediate Municipal
Trust."      INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax. The investment objective cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests at least 80% of its net assets in a diversified portfolio of municipal securities with an average weighted maturity of not less than three or more than ten years. The investment policy stated above cannot be changed without the approval of shareholders. The following investment policies may be changed without shareholder approval.

 CHARACTERISTICS

  The municipal securities in which the Fund invests have the characteristics set forth in the prospectus.

  A municipal security will be determined by the Fund's adviser to meet the quality standards established by the Trust's Board of Trustees (the "Trustees") if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from the issuer of the interest, or the guarantor of payment by either of those issuers. The Fund is not required to sell a municipal security if the security's rating is reduced below the required minimum subsequent to its purchase by the Fund. The investment adviser considers this event, however, in its determination of whether the Fund should continue to hold the security in its portfolio. If Moody's Investors Service, Inc. or Standard & Poor's Ratings Group ratings change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

 TYPES OF ACCEPTABLE INVESTMENTS

  Examples of municipal securities are:

  * municipal notes and tax-exempt commercial paper; * serial bonds sold with a series of maturity dates; * tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
  * bond anticipation notes sold in anticipation of the issuance of longer-term bonds;

  * pre-refunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); or

  * general obligation bonds secured by a municipality's pledge of taxation.

 PARTICIPATION INTERESTS

  The financial institutions from which the Fund purchases participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within thirty days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Fund. By purchasing participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and is also receiving the tax-free benefits of the underlying securities.

  In the acquisition of participation interests, the Fund's investment adviser will consider the following quality factors:

  * a high-quality underlying municipal security (of which the Trust takes possession);

  * a high-quality issuer of the participation interest; or
  * a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

 VARIABLE RATE MUNICIPAL SECURITIES

  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices.
  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

  Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund may engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of an amount up to 20% of the total value of its assets.

TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments, from time to time, for temporary defensive purposes. The Fund does not presently intend to invest in taxable temporary investments in the coming year. The Fund might invest in temporary investments:

  * while waiting to invest proceeds of sales of portfolio securities, although generally such proceeds will be invested in municipal securities as quickly as possible;

  * in anticipation of redemption requests; or

  * for temporary defensive purposes, in which case the Fund may invest more than 20% of the value of its net assets in cash or cash items, U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements.

The Fund will not purchase temporary investments (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of the purchase, 25% or more of the value of its total assets would be invested in any one industry.

 REPURCHASE AGREEMENTS

  Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or agency securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees. The Fund's adviser will also monitor the creditworthiness of the seller.

From time to time, such as when suitable municipal securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal securities and thereby reduce the Fund's yield.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended May 31, 1997 and 1996, the portfolio turnover rates were 33% and 19%, respectively.

INVESTMENT LIMITATIONS

 DIVERSIFICATION OF INVESTMENTS

  With respect to 75% of the value of the Fund's total assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

  Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

  Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets.

 ACQUIRING SECURITIES

  The Fund will not acquire the voting securities of any issuer, except as part of a merger, consolidation, reorganization, or acquisition of assets. It will not invest in securities issued by any other investment company or investment trust.

 CONCENTRATION OF INVESTMENTS

  The Fund does not intend to purchase securities (other than pre-refunded municipal bonds prior to the termination of the escrow arrangement, securities guaranteed by the U.S. government or its agencies or direct obligations of the U.S. government) if, as a result of such purchases, 25% or more of the value of its total assets would be invested in a governmental subdivision in any one state, territory, or possession of the United States.

  This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

 BORROWING

  The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while any borrowings are outstanding.

 PLEDGING ASSETS

  The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

 UNDERWRITING

  The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

 ISSUING SENIOR SECURITIES

  The Fund will not issue senior securities except for delayed-delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party
  (including the issuer of a participation interest).

 INVESTING IN REAL ESTATE

  The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

 INVESTING IN COMMODITIES AND MINERALS

  The Fund will not purchase or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs or leases.

 LENDING CASH OR SECURITIES

  The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective and policies.

 DEALING IN PUTS AND CALLS

  The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 10% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.

 INVESTING IN NEW ISSUERS

  The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the payment of principal and interest are the responsibility of a company with a record of less than three years of continuous operation, including the operation of any predecessor.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

 SELLING SHORT AND BUYING ON MARGIN

  The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

 INVESTING IN ILLIQUID SECURITIES

  The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.

  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no present intent to borrow money, pledge securities, or purchase put options during the coming year.

  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INTERMEDIATE MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Intermediate Municipal Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and

Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland
One PNC Plaza -- 23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Glen R. Johnson*
Federated Investors Tower

Pittsburgh, PA

Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee

of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

J. Christopher Donahue
Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the
  Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

As of July 2, 1997, Officers and Trustees of the Fund, as a group, owned 294,548 (1.35%) of the outstanding shares of the Fund.

As of July 2, 1997, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Edrayco, Gainesville, Georgia, owned approximately 1,391,527 Shares (6.35%).

TRUSTEES' COMPENSATION



                                    AGGREGATE

 NAME,                            COMPENSATION

 POSITION WITH                        FROM                   TOTAL COMPENSATION PAID
 TRUST                               TRUST*#                    FROM FUND COMPLEX+

 John F. Donahue,                          $0    $0 for the Trust and
 Chairman and Trustee                            56 other investment companies in the Complex
 Thomas G.Bigley,                   $1,211.91    $108,725 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 John T. Conroy, Jr.,               $1,333.29    $119,615 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 William J. Copeland,               $1,333.29    $119,615 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 James E. Dowd,                     $1,333.29    $119,615 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 Lawrence D. Ellis, M.D.,           $1,211.91    $108,725 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 Edward L. Flaherty, Jr.,           $1,333.29    $119,615 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 Glen R. Johnson,                          $0    $0 for the Trust and
 President and Trustee                           8 other investment companies in the Complex
 Peter E. Madden,                   $1,211.91    $108,725 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 Gregor F. Meyer,                   $1,211.91    $108,725 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 John E. Murray, Jr.,               $1,211.91    $108,725 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 Wesley W. Posvar,                  $1,211.91    $108,725 for the Trust and
 Trustee                                         56 other investment companies in the Complex
 Marjorie P. Smuts,                 $1,211.91    $108,725 for the Trust and
 Trustee                                         56 other investment companies in the Complex



* Information is furnished for the fiscal year ended May 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of three portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund

ADVISORY FEES

For its advisory services, the adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended May 31, 1997, 1996, and 1995, the adviser earned $872,976, $895,416, and $1,038,460, respectively, which were reduced by $158,880, $86,923, and $6,917, respectively, because of undertakings to limit the Fund's expenses.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Services Company, and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended May 31, 1997, 1996, and 1995, the Administrators earned $164,874,
$169,350, and $196,539, respectively, none of which was waived.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and to maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended May 31, 1997, the Fund paid $545,610 pursuant to the Shareholder Services Agreement of which $414,663 was waived.

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended May 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. State Street Bank and Trust Company ("State Street Bank") acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING VALUE OF SECURITIES

The values of the Fund's portfolio securities are determined as follows:

  * according to prices provided by independent pricing services, which do not include market prices for the Fund's specific portfolio securities and may be determined without exclusive reliance on quoted prices, and which may take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuations for such securities; or

  * for short-term obligations with remaining maturities of 60 days or less, at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable
Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange municipal securities they already own for shares or they may exchange a combination of municipal securities and cash for shares. An investor should forward the securities in negotiable form with a letter of transmittal and authorization to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank. The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Trust, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for shares, a gain or loss may be realized by the investor.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

  * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

  * derive less than 30% of its gross income from the sale of securities held less than three months;

  * invest in securities within certain statutory limits; and * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

 CAPITAL GAINS

  Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

  * the availability of higher relative yields; * differentials in market values; * new investment opportunities; * changes in creditworthiness of an issuer; or * an attempt to preserve gains or limit losses.

  Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Fund shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

TOTAL RETURN

The Fund's average annual total returns for the Fund, and its predecessor, Institutional Shares of the Fund (when the Fund was offered with separate classes of shares) for the one-year, five-year and ten-year periods ended May 31, 1997, were 6.11%, 5.60%, and 6.55%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The Fund's yield for the thirty-day period ended May 31, 1997, was 4.34%.

The yield for shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and brokers/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended May 31, 1997, was 7.18%.

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.

 TAX-EQUIVALENCY TABLE

  The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


TAXABLE YIELD EQUIVALENT FOR 1997

                                    MULTISTATE MUNICIPAL FUNDS

 FEDERAL INCOME TAX BRACKET:

                 15.00%          28.00%          31.00%        36.00%          39.60%
 JOINT              $1-        $41,201-        $99,601-       $151,751-         OVER
 RETURN         41,200          99,600         151,750         271,050      $271,050
 SINGLE             $1-        $24,651-        $59,751-       $124,651-         OVER
 RETURN         24,650          59,750         124,650         271,050      $271,050

 TAX-EXEMPT

 YIELD                         TAXABLE YIELD EQUIVALENT

 1.00%            1.18%      1.39%       1.45%      1.56%      1.66%
 1.50%            1.76%      2.08%       2.17%      2.34%      2.48%
 2.00%            2.35%      2.78%       2.90%      3.13%      3.31%
 2.50%            2.94%      3.47%       3.62%      3.91%      4.14%
 3.00%            3.53%      4.17%       4.35%      4.69%      4.97%
 3.50%            4.12%      4.86%       5.07%      5.47%      5.79%
 4.00%            4.71%      5.56%       5.80%      6.25%      6.62%
 4.50%            5.29%      6.25%       6.52%      7.03%      7.45%
 5.00%            5.88%      6.94%       7.25%      7.81%      8.28%
 5.50%            6.47%      7.64%       7.97%      8.59%      9.11%
 6.00%            7.06%      8.33%       8.70%      9.38%      9.93%
 6.50%            7.65%      9.03%       9.42%     10.16%     10.76%
 7.00%            8.24%      9.72%      10.14%     10.94%     11.59%
 7.50%            8.82%     10.42%      10.87%     11.72%     12.42%
 8.00%            9.41%     11.11%      11.59%     12.50%     13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

The performance of the Fund depends on such variables as:

  * portfolio quality;
  * average portfolio maturity;

  * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Fund's expenses ; and * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

  * LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the intermediate municipal bond funds category in advertising and sales literature.

  * MORNINGSTAR INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ - listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

  * LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one-, three-, and twelve-month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

  * LEHMAN BROTHERS TEN-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of the same issues noted above except that the maturities range between nine and eleven years. Index figures are total returns calculated for the same periods as listed above.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Fund may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD AND POOR'S RATINGS GROUP ("S&P") MUNICIPAL BOND RATINGS

AAA -- Debt rated "AAA" has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. INVESTMENT GRADE BOND RATINGS

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR -- NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS

MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1 -- Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

  * leading market positions in well-established industries; * high rates of return on funds employed; * conservative capitalization structure with moderate reliance on debt and ample asset protection;

  * broad margins in earning coverage of fixed financial charges and high internal cash generation; and

  * well-established access to a range of financial markets and assured sources of alternative liquidity.

PRIME-2 -- Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Federated Pennsylvania Intermediate Municipal Trust

Annual Report For Fiscal Year Ended May 31, 1997

MANAGEMENT DISCUSSION AND ANALYSIS

The Treasury and municipal yield curves flattened considerably during the twelve-month reporting period ended May 31, 1997. The spread in the one- to ten-year portion of the municipal yield curve experienced a flattening of 29 basis points compared to the Treasury curve which flattened 20 basis points. The spread between one-year and ten-year maturities on the municipal yield curve is 100 basis points as of May 31, 1997, which is considerably flatter than the average spread of 124 basis points over the reporting period. The shape of the short end of the yield curve (five years and less) will continue to be dictated by the actions of the Federal Reserve Board (the "Fed"), especially during this period of relative uncertainty concerning the Fed's intentions. The long end of the yield curve will be driven, as always, by market expectations concerning inflation and the real growth rate of the U.S. economy. The ten-year Treasury bond yield decreased by 18 basis points to 6.66% over the reporting period while the ten-year AAA-rated municipal bond yield decreased by 23 basis points to 4.90%. Pennsylvania's economy continued to lag its mid-atlantic neighbors in job creation and economic development. This has translated into overall lower credit quality among its local general obligation issuers. Pennsylvania paper generally trades at wider spreads relative to Ohio or Michigan bonds and is currently trading ten basis points cheaper to both states.

Federated Pennsylvania Intermediate Municipal Trust's performance over the past twelve months reflected the fund's intermediate maturity and neutral duration position relative to the fund's peer group. The fund's total return was 6.63% for the period June 1, 1996, to May 31, 1997.* The concentration of high coupon premium bonds in the portfolio helped to dampen net asset value volatility over the reporting period. However, the fund is managed predominately for tax-exempt income and posted a 30-day distribution rate of 4.91%* as of May 31, 1997, which is comparable to a yield of 8.30% on a taxable equivalent basis, assuming a top marginal tax rate of 39.60%+. As of May 31, 1997, the fund had a 30-day SEC yield of 4.70%.*

Portfolio strategy continues to emphasize credit quality. The yield spread between a "AAA" rated insured municipal bond and an "A" rated revenue bond is currently approximately 10 basis points which is less than the average spread (25 basis points) over the last twelve months. Credit spreads will widen from their historical lows when the economy slows and the typical flight to quality begins. As a result, lower quality credits will be severely impacted as spreads widen and prices decline.

The credit curve is currently inverted with the widest credit spreads available in the five- to ten-year maturity range. As a result, any purchases of lower quality credits should be done in the shorter maturities.

Because of the considerable supply constraints which exist in the market, duration management and yield curve positioning have been a more suitable way to add performance than individual security selection. Duration has been kept at the peer group average, currently
5.6 years, which is considered a neutral duration position. Intermediate maturity municipal bonds (five to ten years in maturity) performed well on a price basis over the fiscal year as investors shortened their position on the yield curve as a result of concerns over Fed policy and the future direction of interest rates. Institutional buying (property and casualty insurance companies and commercial banks) has been strong in the intermediate part of the yield curve which has resulted in making intermediate maturity municipal bonds expensive relative to longer maturity municipal bonds. The ratio of municipal bond yields to Treasury bond yields for ten-year maturities ended the reporting period at 73.70% which is below the twelve-month average of 74.80% and very close to the low for the reporting period of 73.00%. This ratio indicates that municipal bonds are trading at expensive levels relative to their Treasury counterparts and reflects the relative out-performance of intermediate municipal bonds over the year.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Income may be subject to the federal alternative minimum tax.

Federated Pennsylvania Intermediate Municipal Trust

GROWTH OF $25,000 INVESTED IN FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL

TRUST

The graph below illustrates the hypothetical investment of $25,000 in Federated Pennsylvania Intermediate Municipal Trust (the "Fund") from December 6, 1993 (start of performance) to May 31, 1997, compared to the Lehman Brothers 10-Year General Obligation Municipal Bond Index (LB10YRGOMBI)+ and the Lipper Intermediate Municipal Debt Funds Average

(LIMDFA).++

[Graphic]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.
MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated July 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10YRGOMBI and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 + The LB10YRGOMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

   This index is unmanaged.

++ The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 458810306
G00967-02(7/97)

[Graphic]

Federated Intermediate Municipal Trust

(A Portfolio of Intermediate Municipal Trust)

PROSPECTUS

The shares of Federated Intermediate Municipal Trust (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities of Intermediate Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund).

The objective of the Fund is to provide current income exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated July 31, 1997, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated July 31,1997

               TABLE OF CONTENTS

 Summary of Fund Expenses                   1
 Financial Highlights                       2
 General Information                        3
 Investment Information                     3
  Investment Objective                      3
  Investment Policies                       3
  Municipal Securities                      4
  Investment Risks                          5
  Investment Limitations                    5
 Intermediate Municipal Trust Information   5
  Management of the Trust                   5
  Distribution of Fund Shares               6
  Administration of the Fund                6

 Net Asset Value                            7
 Investing in the Fund                      7

  Share Purchases                           7
  Minimum Investment Required               7
  What Shares Cost                          7
  Exchanging Securities for Fund Shares     7
  Certificates and Confirmations            8
  Dividends                                 8
  Capital Gains                             8
 Redeeming Shares                           8
  By Telephone                              8
  By Mail                                   8
  Accounts with Low Balances                9
 Shareholder Information                    9
  Voting Rights                             9

 Tax Information                            9
  Federal Income Tax                        9
  State and Local Taxes                    10
 Performance Information                   10
 Financial Statements                      11
 Report of Independent Public Accountants  24

                          SUMMARY OF FUND EXPENSES


                             SHAREHOLDER TRANSACTION EXPENSES

        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested
 Dividends (as a percentage of offering price) None Contingent
 Deferred Sales Charge (as a percentage of original purchase price or redemption

   proceeds, as applicable)                                                                    None

 Redemption Fee (as a percentage of amount redeemed, if applicable)                            None

 Exchange Fee                                                                                  None

                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                       0.33%
 12b-1 Fee                                                                              None

  Shareholder Services Fee (after waiver)(2)                                  0.06%
 Total Other Expenses                                                                   0.24%
   Total Operating Expenses(3)                                                          0.57%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.83% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Intermediate Municipal Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of period.

 1 Year            $ 6
 3 Years           $18
 5 Years           $32
 10 Years          $71

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                           FINANCIAL HIGHLIGHTS*

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 24.

                                                                YEAR ENDED MAY 31,

                             1997    1996     1995    1994      1993     1992    1991     1990    1989
1988


 NET ASSET VALUE,

 BEGINNING OF PERIOD        $10.41     $10.55     $10.52     $10.74     $10.31     $10.09     $ 9.84    $
9.81    $ 9.81   $ 9.83
 INCOME FROM INVESTMENT

   OPERATIONS

 Net investment income        0.53       0.53       0.54       0.52       0.56       0.59       0.63
0.64      0.64     0.62
 Net realized and
 unrealized gain

 (loss) on investments        0.09      (0.14)      0.03      (0.22)      0.43       0.22       0.25
0.03       --     (0.02)
 Total from investment        0.62       0.39       0.57       0.30       0.99       0.81       0.88
0.67      0.64      0.60
 operations

 LESS DISTRIBUTIONS

 Distributions from net

 investment income           (0.53)     (0.53)     (0.54)     (0.52)     (0.56)     (0.59)     (0.63)
(0.64)    (0.64)    (0.62)
 NET ASSET VALUE, END OF    $10.50     $10.41     $10.55     $10.52     $10.74     $10.31     $10.09    $
9.84    $ 9.81    $ 9.81
 PERIOD

 TOTAL RETURN(A)              6.11%      3.78%      5.67%      2.79%      9.80%      8.19%      9.22%
7.02%     6.77%     6.34%
 RATIOS TO AVERAGE
   NET ASSETS

 Expenses                     0.57%      0.57%      0.59%      0.61%      0.48%      0.47%      0.49%
0.50%     0.48%     0.49%
 Net investment income        5.09%      5.05%      5.23%      4.82%      5.27%      5.73%      6.32%
6.49%     6.56%     6.25%
 Expense                      0.26%      0.24%      0.00%      0.01%      0.14%      0.22%      0.30%
0.38%     0.39%     0.31%
 waiver/reimbursement(b)

 SUPPLEMENTAL DATA
 Net assets, end of

 period (000 omitted)     $232,506   $218,398   $229,285   $302,663   $263,283   $173,702   $116,577
$95,738   $82,211   $91,195
 Portfolio turnover             33%        19%        11%        7%          3%        9%         43%
14%         25%     119%

* During the period from September 6, 1993, to December 21, 1994, the Fund offered two classes of shares, Institutional Shares and Institutional Service Shares. As of December 21, 1994, Institutional Service Shares ceased operations and the class designation for Institutional Shares was eliminated. The table above does not reflect Institutional Service Shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MAY 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 31, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

Shares of the Fund are sold primarily to retail and private banking customers of financial institutions and to accounts for which financial institutions act in a fiduciary, advisory, agency, custodial, or similar capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal securities. Shares are also designed for funds held by savings and other institutions, corporations, trusts, brokers, investment counselors and insurance companies. A minimum initial investment of $25,000 over a 90-day period is required. The Fund may not be a suitable investment for retirement plans since it invests in municipal securities.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income of the Fund that is exempt from federal income tax retains its tax-free status when distributed to the Fund's shareholders. The Fund pursues this investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policy stated above cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The municipal securities in which the Fund invests are:

* debt obligations, including industrial development bonds, issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

* participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from federal regular income tax.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

AVERAGE MATURITY

The dollar-weighted average portfolio maturity of the Fund's portfolio of municipal securities will not be less than three years or more than ten years. For purposes of determining the dollar-weighted average portfolio maturity of the Fund's portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding, or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded, or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Fund's dollar-weighted average portfolio maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

CHARACTERISTICS

The municipal securities in which the Fund invests are:

* rated within the three highest ratings for municipal securities by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, or A) or by Standard & Poor's

  Ratings Group ("S&P") (AAA, AA, or A);

* guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

* fully collateralized by an escrow of U.S. government securities or other securities acceptable to the Fund's investment adviser;

* rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (PRIME-1) or S&P's highest municipal commercial paper rating (SP-1);

* unrated if, at the time of purchase, other municipal securities of that issuer are rated A or better by Moody's or S&P; or

* unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's investment adviser.

A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS

The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to attempt to assure that the participation interests are of high quality. The Trustees of the Fund will determine whether participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of a published interest rate, interest rate index, or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis, e.g., every 30 days. The Fund will consider this adjustment period to be the maturity of the security for purposes of determining the weighted average maturity of the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase and sell municipal securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENT

From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term temporary investments which may or may not be exempt from federal income tax. Temporary investments include: tax-exempt variable and floating rate demand notes; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of domestic branches of U.S. banks; and repurchase agreements (arrangements in which the organization selling the Fund a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Fund invests. However, the investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on municipal securities depend on a variety of factors, including: the general conditions of the municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

INVESTMENT LIMITATIONS

The Fund will not:

* borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

* invest more than 5% of its total assets in purchases of industrial development bonds, the principal and interest of which are paid by a company which has an operating history of less than three years; or

* with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and U.S. government obligations).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

* invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities determined by the Trustees to be illiquid.

                  INTERMEDIATE MUNICIPAL TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES

  The adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.

PORTFOLIO MANAGER'S BACKGROUND

J. Scott Albrecht has been the Fund's portfolio manager since July 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson has been the Fund's portfolio manager since July 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.

in Finance from the University of Pittsburgh.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

MAXIMUM               AVERAGE AGGREGATE
  FEE                 DAILY NET ASSETS

 0.15%             on the first $250 million
 0.125%            on the next $250 million
 0.10%             on the next $250 million
 0.075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

                              NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of all securities and other assets, less liabilities, by the number of shares outstanding.

                           INVESTING IN THE FUND

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares, open an account by calling Federated Securities Corp. and obtain a master account number. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase shares by Federal Reserve wire, call the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Intermediate Municipal Trust; Fund Number (this number can be found on the account statement or by contacting the
Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase shares by mail, send a check made payable to Federated Intermediate Municipal Trust to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000, plus any financial intermediary fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. The minimum investment for an institutional investor will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
Investors who purchase shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain municipal securities or a combination of securities and cash for Fund shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Shareholders wishing to exchange securities should first contact Federated Securities Corp.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Dividends are declared just prior to determining net asset value. Shares purchased by wire begin earning dividends on the business day after the order is received. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates at the ex-dividend date net asset value in additional shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Distributions of net realized long-term capital gains realized by the Fund, if any, will be made at least once every twelve months.

                              REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.

BY TELEPHONE

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston,
Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Intermediate Municipal Trust; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder of record if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds are included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Interest on certain "private activity" bonds issued after August 7, 1986, is treated as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, while the Fund has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                          PORTFOLIO OF INVESTMENTS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997


   PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- 96.9%
 ALABAMA -- 0.7%

 $          1,500,000 Alabama Water PCA, PCR Bonds, 6.35% (AMBAC INS),          AAA   $   1,601,340
                      8/15/2001
 ALASKA -- 3.0%

            7,000,000 Alaska State Housing Finance Corp., General Mortgage
                      Revenue Bonds (Series A),

                      5.65% (MBIA INS), 12/1/2012                               AAA       7,012,110
 ARIZONA -- 2.9%

            1,500,000 Phoenix, AZ, UT GO Refunding Bonds (Series A), 7.40%,     AA        1,627,560
                      7/1/2000
            5,000,000 Salt River Project, AZ Agricultural Improvement &
                      Power District, Electric System

                      Revenue Bonds (Series A), 7.10%, 1/1/2000                 AA        5,188,150
                       Total                                                              6,815,710
 CALIFORNIA -- 2.9%

            2,250,000 California State, UT GO Bonds, (Series AV), 7.80%,        AA        2,487,555
                      10/1/2000
            1,800,000 Los Angeles, CA Department of Water & Power, Electric
                      Plant Revenue Bonds,

                      2nd Issue, 9.00%, 6/1/2000                                AA        2,027,412
            1,875,000 Los Angeles, CA Department of Water & Power, Electric
                      Plant Revenue Bonds,

                      2nd Issue, 9.00%, 6/1/2001                                AA        2,177,944
                       Total                                                              6,692,911

 FLORIDA -- 2.4%

              185,000 Dade County, FL, UT GO Public Imps., 6.70% (MBIA INS),    AAA         188,965
                      6/1/2003
            2,000,000 Florida State Board of Education Administration, UT GO
                      Capital Outlay Bonds

                      (Series C), 6.25% (Florida State), 6/1/2001               AA        2,127,280
            3,000,000 Florida State Board of Education Administration, UT GO

                      Capital Outlay Bonds,

                      6.00% (Florida State), 6/1/2001                           AA        3,163,710
                       Total                                                              5,479,955

 GEORGIA -- 3.7%

            2,000,000 Georgia Municipal Electric Authority, Revenue Bonds       AA-       2,096,780
                      (Series U), 6.50%, 1/1/2000

            1,000,000 Georgia Municipal Electric Authority, Revenue Bonds       AA-       1,065,890
                      (Series U), 6.60%, 1/1/2001

            5,000,000 Georgia State, UT GO Bonds (Series A), 7.70%, 2/1/2001    AA+       5,534,650
                       Total                                                              8,697,320
 HAWAII -- 4.2%

            5,000,000 Hawaii State, UT GO Bonds (Series BT), 8.00%, 2/1/2001    AA        5,566,600
            1,000,000 Hawaii State, UT GO Bonds (Series BU), 5.85% (Original    AA        1,051,270
                      Issue Yield: 5.95%), 11/1/2001

            3,000,000 Honolulu, HI City & County, UT GO Bonds (Series
                      A), 6.30% (Original Issue

                      Yield: 6.40%), 8/1/2001                                   AA        3,197,700
                       Total                                                              9,815,570


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 ILLINOIS -- 6.8%

 $          3,100,000 Cook County, IL, GO Capital Improvement Bonds (Series
                      1996), 5.50% (FGIC INS),
                      11/15/2008                                                AAA   $   3,210,608
               50,000 Du Page, IL Water Commission, UT GO Bonds, 5.95%,         AA+          52,342
                      3/1/2001

            3,000,000 Du Page, IL Water Commission, UT GO Bonds, 6.05%,         AA+       3,173,730
                      3/1/2002
               90,000 Illinois Health Facilities Authority, Revenue Bonds,
                      6.40% (Northwestern Memorial

                      Hospital), 8/15/1999                                      AA           93,722
            3,800,000 Illinois Health Facilities Authority, Revenue
                      Refunding Bonds (Series A), 5.70%

                      (Advocate Health Care Network)/(Original Issue Yield:     AA        3,802,926
                      5.75%), 8/15/2011

            3,000,000 Illinois Municipal Electric Agency, Power Supply
                      System Revenue Bonds (Series A),

                      6.20% (AMBAC INS), 2/1/2001                               AAA       3,156,000
              100,000 Illinois State, UT GO Bonds, 6.75%, 6/1/1997              AA-         100,008
            2,000,000 University of Illinois, Auxiliary Facilities Revenue
                      Bonds, 6.40% (Original Issue Yield:

                      6.45%), 4/1/2001                                          AA        2,126,940
                       Total                                                             15,716,276

 INDIANA -- 2.1%

            4,800,000 Indiana Health Facility Financing Authority, Hospital
                      Revenue Bonds (Series 1996A),

                      5.50% (Clarian Health Partners, Inc.)/(Original Issue     AA        4,811,904
                      Yield: 5.65%), 2/15/2010

 MARYLAND -- 0.9%

            1,000,000 University of Maryland, Auxiliary Facility & Tuition
                      Revenue Bonds (Series A), 5.80%

                      (Original Issue Yield: 5.85%), 2/1/2002                   AA+       1,048,770
            1,000,000 Washington Suburban Sanitation District, MD, UT GO
                      Revenue Bonds (Second

                      Series), 6.90% (United States Treasury PRF), 6/1/2009     AA        1,102,790
                      (@102)

                       Total                                                              2,151,560

 MICHIGAN -- 4.6%

            2,000,000 Michigan State Building Authority, Revenue Bonds
                      (Series II), 6.25% (AMBAC INS)/

                      (Original Issue Yield: 6.35%), 10/1/2000                  AAA       2,108,420
            3,705,000 Michigan State Housing Development Authority, (Series

                      B) Rental Housing Revenue

                      Bonds, 5.65% (MBIA INS), 10/1/2007                        AAA       3,751,016
            3,605,000 Michigan State Housing Development Authority, (Series

                      B) Rental Housing Revenue

                      Bonds, 5.65% (MBIA INS), 4/1/2007                         AAA       3,648,909
            1,000,000 Royal Oak, MI Hospital Finance Authority, Revenue
                      Refunding Bonds, 7.40% (William

                      Beaumont Hospital, MI), 1/1/2000                          AA        1,071,390
                       Total                                                             10,579,735

                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 MISSOURI -- 4.6%

 $          5,000,000 Missouri State HEFA, Health Facilities Revenue Bonds
                      (Series A), 6.00% (BJC Health
                      System, MO)/(Original Issue Yield: 6.05%), 5/15/2005      AA    $   5,372,350
            5,000,000 Missouri State HEFA, Health Facilities Revenue Bonds
                      (Series A), 6.10% (BJC Health

                      System, MO)/(Original Issue Yield: 6.15%), 5/15/2006      AA        5,359,550
                       Total                                                             10,731,900

 NEVADA -- 0.5%

            1,000,000 Clark County, NV School District, LT GO Bonds (Series     AAA       1,142,280
                      A), 9.75% (MBIA INS), 6/1/2000
 NEW HAMPSHIRE -- 1.2%

            2,555,000 New Hampshire State, UT GO Bonds (Series A), 6.40%,       AA        2,731,040
                      6/15/2001
 NEW JERSEY -- 0.0%

              100,000 New Jersey State Transportation Trust Fund Agency,
                      Revenue Bonds, 5.90%,

                      6/15/1999                                                 A+          103,202

 NEW YORK -- 8.1%

            3,500,000 Hempstead, NY IDA, Resource Recovery Revenue Bonds
                      (Series 1997), 5.00%

                      (American Ref-Fuel Company)/(MBIA INS)/(Original Issue    AAA       3,408,020
                      Yield: 5.18%), 12/1/2009

            1,500,000 Municipal Assistance Corp. of New York, Revenue Bonds
                      (Series 62), 6.60% (United

                      States Treasury PRF), 7/1/2000 (@102)                     AA-       1,533,525
            6,000,000 New York City, NY, UT GO Bonds (Series E), 5.30% (FGIC
                      INS)/(Original Issue Yield:

                      5.40%), 8/1/2009                                          AAA       6,012,600

            2,500,000 New York State Environmental Facilities Corp., State
                      Water Pollution Control Bonds

                      (Series 1994E), 6.15% (Original Issue Yield: 6.25%),      A-        2,703,450
                      6/15/2004
            4,000,000 New York State Thruway Authority, Highway & Bridge
                      Fund Revenue Bonds

                      (Series B), 5.625% (FGIC INS)/(Original Issue Yield:      AAA       4,195,840
                      5.75%), 4/1/2005

            1,000,000 Triborough Bridge & Tunnel Authority, NY, Revenue
                      Bonds (Series S), 6.625%

                      (Original Issue Yield: 6.70%), 1/1/2001                   A+        1,069,430
                       Total                                                             18,922,865
 NORTH CAROLINA -- 6.1%

            2,720,000 Charlotte-Mecklenburg Hospital Authority, NC, Health
                      Care Revenue Bonds
                      (Series 1996A), 5.50% (Charlotte-Mecklenburg Hospital,
                      NC)/(Original Issue

                      Yield: 5.60%), 1/15/2008                                  AA        2,825,182
            3,355,000 Charlotte-Mecklenburg Hospital Authority, NC, Health

                      Care System Revenue Bonds,

                      5.90% (Original Issue Yield: 5.95%), 1/1/2002             AA        3,519,194
            5,350,000 North Carolina Municipal Power Agency No. 1, Catawba

                      Electric Revenue Refunding

                      Bonds, 6.00% (Original Issue Yield: 6.05%), 1/1/2004       A        5,588,878
            2,000,000 North Carolina Municipal Power Agency No. 1, Catawba

                      Electric Revenue Refunding

                      Bonds, 7.25%, 1/1/2007                                     A        2,280,040
                       Total                                                             14,213,294


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 OHIO -- 4.6%

 $            100,000 Columbus, OH, UT GO Refunding Bonds, 5.80%, 1/1/2000      AAA   $     103,568
            2,500,000 Hamilton County, OH Sewer System, Improvement &
                      Revenue Refunding Bonds

                      (Series A), 6.20%, 12/1/2000                              AA-       2,633,500
            3,195,000 Lucas County, OH, Hospital Revenue Refunding Bonds

                      (Series 1996), 5.50%

                      (ProMedica Healthcare Obligated Group)/(MBIA
                      INS)/(Original Issue Yield: 5.75%),

                      11/15/2008                                                AAA       3,294,972

            2,840,000 Lucas County, OH, Hospital Revenue Refunding Bonds
                      (Series 1996), 6.00%

                      (ProMedica Healthcare Obligated Group)/(MBIA INS),        AAA       3,065,439
                      11/15/2007

            1,400,000 Montgomery County, OH Health Facilities Authority,
                      Revenue Bonds (Series A),
                      6.20% (Sisters of Charity Health Care System)/(MBIA

                      INS)/(Original Issue Yield:

                      6.30%), 5/15/2001                                         AAA       1,482,516
                       Total                                                             10,579,995

 OKLAHOMA -- 0.9%

            2,000,000 Oklahoma State Industrial Authority, Health System
                      Revenue Bonds (Series C),
                      5.70% (Baptist Medical Center, OK)/(AMBAC
                      INS)/(Original Issue Yield: 5.80%),

                      8/15/2002                                                 AAA       2,085,660

 PENNSYLVANIA -- 7.3%

            4,570,000 Harrisburg, PA Authority, Revenue Bonds (Pooled Bond
                      Program) (Series I of

                      1996), 5.35% (MBIA INS)/(Original Issue Yield: 5.50%),    AAA       4,658,155
                      4/1/2008

            1,500,000 Pennsylvania Infrastructure Investment Authority,
                      Revenue Bonds, 6.15%

                      (Pennvest), 9/1/2001                                      AA        1,586,385
            3,500,000 Pennsylvania Intergovernmental Coop Authority, Special

                      Tax Revenue Bonds,

                      5.45% (FGIC INS)/(Original Issue Yield: 5.55%),           AAA       3,562,020
                      6/15/2008
            3,000,000 Pennsylvania State Higher Education Facilities
                      Authority, Health Services Revenue
                      Bonds (Series A), 5.50% (Allegheny Delaware Valley
                      Obligated Group)/(MBIA INS)/

                      (Original Issue Yield: 5.60%), 11/15/2008                 AAA       3,074,280
            4,000,000 Pennsylvania State Higher Education Facilities
                      Authority, Refunding Revenue Bonds

                      (Series A), 5.50% (University of                          AA        4,078,600
                      Pennsylvania)/(Original Issue Yield: 5.55%), 1/1/2009

                       Total                                                             16,959,440

 RHODE ISLAND -- 0.8%

            1,655,000 Providence, RI, UT GO Bonds (Series 1997A), 6.00% (FSA    AAA       1,769,989
                      INS), 7/15/2008
 SOUTH CAROLINA -- 2.3%

              730,000 Columbia, SC Waterworks & Sewer System, Refunding
                      Revenue Bonds, 6.40%

                      (United States Treasury COL)/(Original Issue Yield:       AAA         775,997
                      6.45%), 2/1/2001

            4,270,000 Columbia, SC Waterworks & Sewer System, Revenue Bonds,
                      6.40% (Original Issue

                      Yield: 6.45%), 2/1/2001                                   AA        4,546,483
                       Total                                                              5,322,480


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 TENNESSEE -- 0.5%

 $          1,065,000 Metropolitan Government Nashville & Davidson County,
                      TN HEFA, Revenue Bonds
                      (Series B), 5.85% (Vanderbilt University)/(Original       AA    $   1,120,348
                      Issue Yield: 5.90%), 10/1/2001

 TEXAS -- 14.5%

              200,000 Brownsville, TX Independent School, UT GO Refunding
                      Bonds, 6.00% (PSFG INS)/

                      (Original Issue Yield: 6.00%), 8/15/2000                  Aaa         209,110
            1,000,000 Dallas, TX Waterworks & Sewer System, Revenue
                      Refunding and Improvement

                      Bonds (Series A), 9.50%, 10/1/1998                        AA        1,028,110
            4,000,000 Garland, TX, LT GO Bonds, 5.80% (Original Issue Yield:    AA        4,196,240

                      5.90%), 8/15/2001

              100,000 Gulf Coast, TX Waste Disposal Authority, Revenue
                      Bonds, 6.10% (Monsanto Co.),

                      1/1/2004                                                  A1          104,281
            4,500,000 Houston, TX Independent School District, LT GO Bonds,     AAA       5,012,370
                      8.375% (PSFG GTD), 8/15/2000

            1,945,000 Northeast Hospital Authority, TX, Hospital Revenue
                      Refunding Bonds (Series 1997),

                      6.00% (Northeast Medical Center Hospital)/(FSA INS),      AAA       2,071,503
                      5/15/2009

            1,650,000 San Antonio, TX Electric & Gas, Revenue Bonds, 9.90%,     AA        1,715,835
                      2/1/1998
            2,000,000 San Antonio, TX Electric & Gas, Revenue Refunding Bonds   AA        2,086,719
                      (Series A), 7.00%, 2/1/1999

            2,395,000 San Antonio, TX Water Authority, Revenue Bonds, 6.00%     AA        2,519,899
                      (FGIC INS), 5/15/2001
              105,000 San Antonio, TX Water Authority, Revenue Bonds, 6.00%
                      (United States Treasury

                      COL)/(Original Issue Yield: 6.15%), 5/15/2001             AA          110,515
            1,475,000 San Antonio, TX, UT GO General Improvement Bonds,         AA        1,651,543

                      8.625%, 8/1/2000

            6,370,000 Socorro, TX Independent School District, UT GO
                      Refunding Bonds (Series A), 6.25%

                      (PSFG GTD)/(Original Issue Yield: 6.30%), 8/15/2001       AAA       6,768,698
            6,000,000 Texas Water Development Board, State Revolving Fund

                      Sr. Lien Revenue Bonds,

                      5.80% (Original Issue Yield: 5.90%), 7/15/2002            AA        6,323,640
                       Total                                                             33,798,463
 UTAH -- 0.9%

            2,000,000 Intermountain Power Agency, UT, Power Supply Revenue
                      Refunding Bonds

                      (Series B), 7.20%, 7/1/1999                               A+        2,103,600

 VIRGINIA -- 1.8%

            1,995,000 Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,        AA        2,091,738
                      3/1/2000
            1,995,000 Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,        AA        2,117,214
                      3/1/2001
                       Total                                                              4,208,952

 WASHINGTON -- 8.6%

            1,805,000 San Juan County, WA School District No. 149, UT GO
                      Bonds, 6.00% (FSA INS),

                      12/1/2009                                                 AAA       1,946,025
            1,020,000 Seattle, WA, LT GO Refunding Bonds, 6.00% (Original       AA+       1,077,802
                      Issue Yield: 6.10%), 3/1/2002

            1,100,000 Snohomish County, WA School District No. 15, UT GO
                      Bonds (Series 1997), 6.00%

                      (FGIC INS), 12/1/2008                                     AAA       1,184,854


                             FEDERATED INTERMEDIATE MUNICIPAL TRUST


  PRINCIPAL                                                                   CREDIT
    AMOUNT                                                                    RATING*      VALUE

 INTERMEDIATE-TERM MUNICIPAL SECURITIES -- CONTINUED
 WASHINGTON -- CONTINUED

 $          1,500,000 Tacoma, WA Sewer Authority, Revenue Refunding Bonds
                      (Series B), 5.70% (FGIC
                      INS)/(Original Issue Yield: 5.85%), 12/1/2005             AAA   $   1,585,305
            2,510,000 Tacoma, WA, Solid Waste Utility Revenue Refunding
                      Bonds (Series 1997B), 6.00%

                      (AMBAC INS), 12/1/2010                                    AAA       2,684,169

            2,000,000 Tacoma, WA, Solid Waste Utility Revenue Refunding
                      Bonds (Series 1997B), 6.00%

                      (AMBAC INS), 12/1/2009                                    AAA       2,150,520

            4,500,000 Washington Health Care Facilities Authority, Revenue
                      Bonds (Series 1996), 5.375%
                      (Kadlec Medical Center, Richland)/(AMBAC
                      INS)/(Original Issue Yield: 5.63%),

                      12/1/2010                                                 AAA       4,421,655
            5,000,000 Washington State Public Power Supply System, (Nuclear
                      Project No. 3) Refunding &

                      Revenue Bonds (Series B), 5.70% (Original Issue Yield:    AA-       5,033,150
                      5.793%), 7/1/2010
                       Total                                                             20,083,480

 WISCONSIN -- 0.0%

              100,000 Waukesha, WI School District, UT GO, 5.75% (Original      A1          103,083
                      Issue Yield: 5.80%), 10/1/1999
                       TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES                     225,354,462
                       (IDENTIFIED COST $216,542,363)

 SHORT-TERM MUNICIPAL SECURITIES -- 1.6%
 TEXAS -- 1.6%

              800,000 Harris County, TX HFDC Daily VRDNs (St. Luke's            AA          800,000
                      Episcopal Hospital)
              200,000 Harris County, TX HFDC (Series 1994) Daily VRDNs
                      (Methodist Hospital, Harris

                      County, TX)                                               AA          200,000
            2,800,000 Harris County, TX HFDC, Hospital Revenue Bonds (Series
                      1997) Daily VRDNs

                      (Methodist Hospital, Harris County, TX)                  A-1+       2,800,000
                       TOTAL SHORT-TERM MUNICIPAL SECURITIES (AT AMORTIZED                3,800,000

                       COST)

                       TOTAL INVESTMENTS (IDENTIFIED COST $220,342,363)(A)            $ 229,154,462

(a) The cost of investments for federal tax purposes amounts to $220,342,363. The net unrealized appreciation of investments on a federal tax basis amounts to $8,812,099 which is comprised of $8,848,850 appreciation and $36,751 depreciation at May 31, 1997.

* Please refer to the Appendix of the Statement of Additional
  Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($232,505,795) at May 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation COL -- Collateralized FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance GO -- General Obligation GTD -- Guaranty HEFA -- Health and Education Facilities Authority HFDC -- Health Facility Development Corporation IDA -- Industrial Development Authority INS -- Insured LT -- Limited Tax MBIA -- Municipal Bond Investors Assurance PCA -- Pollution Control Authority PCR -- Pollution Control Revenue PRF -- Prerefunded PSFG -- Permanent School Fund Guarantee UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997



 ASSETS:

 Total investments in securities, at value (identified and tax cost                    $229,154,462
 $220,342,363)
 Income receivable                                                                        4,034,026
 Receivable for shares sold                                                               3,104,075
    Total assets                                                                        236,292,563
 LIABILITIES:
 Payable for investments purchased                                         $ 2,057,382
 Payable for shares redeemed                                                    39,738
 Income distribution payable                                                   718,945
 Payable to bank                                                               939,285
 Accrued expenses                                                               31,418
    Total liabilities                                                                     3,786,768
 NET ASSETS for 22,152,982 shares outstanding                                          $232,505,795

 NET ASSETS CONSIST OF:

 Paid in capital                                                                       $229,417,851
 Net unrealized appreciation of investments                                               8,812,099
 Accumulated net realized loss on investments                                            (5,724,155)
    Total Net Assets                                                                   $232,505,795
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $232,505,795 / 22,152,982 shares outstanding                                                $10.50

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST
                          YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                             $  12,345,367
 EXPENSES:

 Investment advisory fee                                                  $   872,976
 Administrative personnel and services fee                                    164,874
 Custodian fees                                                                27,225
 Transfer and dividend disbursing agent fees and expenses                      49,253
 Directors'/Trustees' fees                                                      5,560
 Auditing fees                                                                 14,938
 Legal fees                                                                     8,444
 Portfolio accounting fees                                                     72,417
 Shareholder services fee                                                     545,610
 Share registration costs                                                      15,452
 Printing and postage                                                          18,622
 Insurance premiums                                                             4,210
 Taxes                                                                          6,955
 Miscellaneous                                                                  8,816
     Total expenses                                                         1,815,352
 Waivers --

     Waiver of investment advisory fee                        $ (158,880)
     Waiver of shareholder services fee                         (414,663)
         Total waivers                                                       (573,543)
                Net expenses                                                              1,241,809
                  Net investment income                                                  11,103,558
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         1,164,828
 Net change in unrealized appreciation of investments                                       866,681
     Net realized and unrealized gain on investments                                      2,031,509
         Change in net assets resulting from operations                               $  13,135,067

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST


                                                                  YEAR ENDED MAY 31,
                                                                  1997          1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                      $ 11,103,558        $     11,295,121
 Net realized gain (loss) on investments ($1,059,997
 net gain and
 $3,670,810, net loss respectively, as computed for            1,164,828                 (96,242)
 federal tax purposes)
 Net change in unrealized appreciation/depreciation              866,681              (2,535,429)
   Change in net assets resulting from operations             13,135,067               8,663,450
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                    (11,103,558)            (11,295,121)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                 85,279,237              77,775,142
 Net asset value of shares issued in conjunction with
 acquisition of
 The Starburst Municipal Income Fund                          10,040,690                     --
 Net asset value of shares issued to shareholders in           2,403,307               2,174,227
 payment of distributions declared
 Cost of shares redeemed                                     (85,642,824)            (88,208,508)
   Change in net assets resulting from share                  12,080,410              (8,259,139)
   transactions

     Change in net assets                                     14,111,919             (10,890,810)
 NET ASSETS:
 Beginning of period                                         218,393,876             229,284,686
 End of period                                              $232,505,795        $    218,393,876

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                                MAY 31, 1997

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. As of May 31, 1997, the Trust consists of three portfolios. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

On October 31, 1996, the Fund acquired all the net assets of The Starburst Municipal Income Fund pursuant to the plan of reorganization approved by The Starburst Municipal Income Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 955,346 shares of the Fund (valued at $10,040,690) for the 953,506 shares of The Starburst Municipal Income Fund outstanding on October 31, 1996. The Starburst Municipal Income Fund's net assets at that date ($10,072,849), including $218,574 of unrealized appreciation, at that date were combined with those of the Fund. The aggregate net assets of the Fund and The Starburst Municipal Income Fund immediately before acquisition were 209,160,976 and 10,072,849, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $219,201,666.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $5,891,449, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR          EXPIRATION AMOUNT
   2003                    $2,220,639
   2004                     3,670,810

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                             YEAR ENDED MAY 31,
                                                                           1997                 1996

 Shares sold                                                           8,181,651                7,363,145
 Shares issued in conjunction with acquisition of The Starburst          955,346                      --
 Municipal Income Fund
 Shares issued to shareholders in payment of distributions               228,984                  205,536
 declared
 Shares redeemed                                                      (8,183,995)              (8,340,470)
  Net change resulting from share transactions                         1,181,986                 (771,789)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended May 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $4,250,000 and $2,350,000 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 1997, were as follows:

PURCHASES      $89,389,952
SALES          $81,046,710

SUBSEQUENT EVENT

The Board of Trustees and Management of Intermediate Municipal Trust, on behalf of its portfolio, Federated Ohio Intermediate Municipal Trust, submitted a proposal to sell all of Federated Ohio Intermediate Municipal Trust's assets to Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust, dated May 23, 1997. A special meeting of shareholders of Federated Ohio Intermediate Trust was held on July 7, 1997, in which shareholders approved the proposed agreement. The agreement provides that the Federated Ohio Municipal Income Fund will acquire all of the assets of Federated Ohio Intermediate Municipal Trust in exchange for Class F Shares of Federated Ohio Municipal Income Fund to be distributed pro rata to the holders of shares of the Federated Ohio Intermediate Municipal Trust in complete liquidation of the Federated Ohio Intermediate Municipal Trust on or about July 11, 1997.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of INTERMEDIATE MUNICIPAL TRUST (Federated Intermediate Municipal Trust):

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Municipal Trust (an investment portfolio of Intermediate Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of May 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust, an investment portfolio of Intermediate Municipal Trust, as of May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
July 7, 1997

[Graphic]
Federated Investors

Federated Intermediate Municipal Trust

(A Portfolio of Intermediate Municipal Trust)

PROSPECTUS
JULY 31, 1997

A Diversified Portfolio of Intermediate Municipal Trust, An Open-End Management Investment Company

FEDERATED INTERMEDIATE MUNICIPAL TRUST

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
2100 One PPG Place Pittsburgh, PA 15222
Federated Securities Corp., Distributor

Federated Securities Corp., Distributor

Cusip 458810108

8061702A-IS (7/97)

[Graphic]

Federated Intermediate Municipal Trust

Annual Report For Fiscal Year Ended May 31, 1997

MANAGEMENT DISCUSSION AND ANALYSIS

The Treasury and municipal yield curves flattened considerably during the twelve-month reporting period ended May 31, 1997. The spread in the one- to ten-year portion of the municipal yield curve experienced a flattening of 29 basis points compared to the Treasury curve which flattened 20 basis points. The spread between one-year and ten-year maturities on the municipal yield curve was 100 basis points as of May 31, 1997, which is considerably flatter than the average spread of 124 basis point over the reporting period. The shape of the short end of the yield curve (five years and less) will continue to be dictated by the actions of the Federal Reserve Board (the "Fed"), especially during this period of relative uncertainty concerning the Fed's intentions. The long end of the yield curve will be driven, as always, by market expectations concerning inflation and the real growth rate of the U.S. economy. The ten-year Treasury bond yield decreased by 18 basis points to 6.66% over the reporting period while the ten-year AAA-rated municipal bond yield decreased by 23 basis points to 4.90%.

Federated Intermediate Municipal Trust's performance over the past twelve months reflected the fund's intermediate maturity and neutral duration position relative to the fund's peer group. The fund's total return was 6.11% for the period June 1, 1996, to May 31, 1997.* The concentration of high coupon premium bonds in the portfolio helped to dampen net asset value volatility over the reporting period. However, the fund is managed predominately for tax-exempt income and posted a 30-day distribution rate of 5.05%* as of May 31, 1997, which is comparable to a yield of 8.38% on a taxable equivalent basis, assuming a top marginal tax rate of 39.60%.+ As of May 31, 1997, the fund had a 30-day SEC yield of 4.34%.*

Portfolio strategy continues to emphasize credit quality. The yield spread between a "AAA" rated insured municipal bond and an "A" rated revenue bond is currently approximately 10 basis points which is less than the average spread (25 basis points) over the last twelve months. Credit spreads will widen from their historical lows when the economy slows and the typical flight to quality begins. As a result, lower quality credits will be severely impacted as spreads widen and prices decline.

The credit curve is currently inverted with the widest credit spreads available in the five- to ten-year maturity range. As a result, any purchases of lower quality credits should be done in the shorter maturities.

Because of the considerable supply constraints which exist in the market, duration management and yield curve positioning have been a more suitable way to add performance than individual security selection. Duration has been kept at the peer group average, currently
5.4 years, which is considered a neutral duration position. Intermediate maturity municipal bonds (five to ten years in maturity) performed well on a price basis over the fiscal year as investors shortened their position on the yield curve as a result of concerns over Fed policy and the future direction of interest rates. Institutional buying (property and casualty insurance companies and commercial banks) has been strong in the intermediate part of the yield curve which has resulted in making intermediate maturity municipal bonds expensive relative to longer maturity municipal bonds. The ratio of municipal bond yields to Treasury bond yields for ten-year maturities ended the reporting period at 73.70% which is below the twelve-month average of 74.80% and very close to the low for the reporting period of 73.00%. This ratio indicates that municipal bonds are trading at expensive levels relative to their Treasury counterparts and reflects the relative out-performance of intermediate municipal bonds over the year.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principle value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Income may be subject to the federal alternative minimum tax and state and local taxes.

Federated Intermediate Municipal Trust

GROWTH OF $25,000 INVESTED IN FEDERATED INTERMEDIATE MUNICIPAL TRUST

The graph below illustrates the hypothetical investment of $25,000 in Federated Intermediate Municipal Trust (the "Fund") from May 31, 1987, to May 31, 1997, compared to the Lehman Brothers Seven-Year General Obligation Municipal Bond Index (LB7YRGOMBI)+ and the Lipper
Intermediate Municipal

Debt Funds Average (LIMDFA).++

[Graphic]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.
MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated July 31, 1997, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7YRGOMBI and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The LB7YRGOMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

  This index is unmanaged.

++The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

[Graphic] Federated Investors

Federated Securities Corp., Distributor

Cusip 458810108
G00289-01 (7/97)

[Graphic]

                               APPENDIX

A. The graphic presentation here displayed consists of a boxed legend in the upper left indicating the components of the corresponding line graph. Federated Pennsylvania Intermediate Municipal Trust (the "Fund") is represented by a solid line. The Lehman Brothers 10-Year General Obligation Municipal Bond Index (the "LB10YRGOMBI") is represented by a dotted line and the Lipper Intermediate Municipal Debt FUNDS Average (the "LIMDFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund, the LB10YRGOMBI, and the LIMDFA. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of business, 12/6/93, through 5/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LB10YRGOMBI and the LIMDFA. The ending values were $30,066, $30,338, and $29,181, respectively. There is also a legend in the bottom center of the graphic presentation which indicates the Fund's Average Annual Total Return for the one- year period ended 5/31/97, and from the start of performance of the Fund (12/6/93) to 5/31/97. The total returns were 6.63% and 5.44% respectively.

                               APPENDIX

A. The graphic presentation here displayed consists of a boxed legend in the upper left indicating the components of the corresponding line graph. Federated Intermediate Municipal Trust (the "Fund") is represented by a solid line. The Lehman Brothers Seven-Year General Obligation Municipal Bond Index (the "LB7YRGOMBI") is represented by a dotted line and the Lipper Intermediate Municipal Debt Funds Average (THE "LIMDFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 purchase in the Fund, the LB7YRGOMBI, and the LIMDFA. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from 5/31/87, through 5/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LB7YRGOMBI and the LIMDFA. The ending values were $47,143, $50,803, and $48,825, respectively. There is also a legend in the bottom center of the graphic presentation which indicates the Fund's Average Annual Total Returns for the one-year, five-year and ten-year periods ended 5/31/97, and from the Fund's start of performance (12/26/85) to 5/31/97. The total returns were 6.11%, 5.60%, 6.55%, and 6.33%, respectively.